Consolidated Schedule of Investments PIMCO Dynamic Income Fund	September 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 126.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 32.1%
Aligned Data Centers International LP 7.538% due 12/18/2029 «~		$30,300	$30,538
Altice France SA
5.026% (EUR003M + 3.000%) due 02/02/2026 ~	EUR	2,294	2,505
7.526% (EUR003M + 5.500%) due 08/15/2028 ~		1,493	1,662
9.818% (TSFR3M + 5.500%) due 08/15/2028 «~		$59,613	57,825
AP Core Holdings II LLC 9.778% (TSFR1M + 5.500%) due 09/01/2027 ~		2,762	2,694
Aston XLN Topco Ltd. 10.337% due 07/30/2032 «	GBP	12,658	16,598
Bausch Health Cos., Inc. 10.413% (TSFR1M + 6.250%) due 10/08/2030 ~		$36,309	35,866
Central Parent, Inc. 7.252% (TSFR3M + 3.250%) due 07/06/2029 ~		68,531	59,454
Cerba Healthcare SAS
TBD% due 06/30/2028	EUR	15,900	13,120
TBD% due 02/16/2029		11,550	9,547
Circor International, Inc. TBD% - 0.500% due 06/20/2029 «µ		$1,066	1,098
Clover Holdings 2 LLC TBD% due 12/10/2029 µ		6,575	6,557
Clover Holdings SPV III LLC 15.000% due 12/09/2027		726	748
Comexposium
TBD% (EUR012M + 0.000%) due 03/28/2026 «~	EUR	83,116	119,050
TBD% - 1.138% due 10/16/2031 «~		6,310	9,038
Coreweave Compute Acquisition Co. II LLC 13.621% - 13.945% (TSFR3M + 9.620%) due 07/31/2028 «~		$17,037	17,971
Coreweave Compute Acquisition Co. IV LLC TBD% - 10.723% (TSFR3M + 6.000%) due 05/16/2029 «~µ		79,200	81,490
Databricks, Inc.
TBD% - 1.000% due 01/03/2031 «µ		2,809	2,809
TBD% - 1.000% (TSFR1M + 4.500%) due 01/03/2031 «~		12,691	12,913
Dun & Bradstreet Corp.
TBD% due 08/26/2032 «µ		1,364	1,356
TBD% (TSFR1M + 5.500%) due 08/26/2032 «~		13,642	13,564
Encina Private Credit LLC TBD% - 8.333% due 11/30/2025 «µ		1,354	1,315
Endure Digital, Inc. 7.838% (TSFR1M + 3.500%) due 02/10/2028 «~		67,928	49,248
Envalior Finance GmbH 7.526% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	16,200	18,005
Envision Healthcare Corp.
12.230% (TSFR3M + 7.875%) due 07/20/2026 «~		$15,953	15,953
12.230% (TSFR3M + 7.875%) due 11/03/2028 «~		115,342	118,802
Espai Barca Fondo De Titulizacion TBD% - 5.000% due 06/30/2028 «~	EUR	23,118	30,895
Finastra USA, Inc.
TBD% (TSFR3M + 7.250%) due 09/13/2029 ~		$386	388
First Brands Group LLC
TBD% - 9.570% due 03/30/2027 ^(e)		1,349	490
TBD% - 9.570% (TSFR3M + 5.000%) due 03/30/2027 ^~(e)		6,823	2,486
Forward Air Corp. 8.810% (TSFR3M + 4.500%) due 12/19/2030 ~		78,209	78,168
Galaxy U.S. Opco, Inc. (10.058% Cash) 10.058% (TSFR3M + 5.750%) due 07/31/2030 ~		39,491	36,085
Gateway Casinos & Entertainment Ltd. 10.276% (TSFR3M + 6.250%) due 12/18/2030 ~		67,477	67,541
Gray Television, Inc. 9.530% (TSFR1M + 5.250%) due 06/04/2029 ~		243	244
Harp Finco Ltd. 9.468% due 03/27/2032 «	GBP	19,324	25,550
iHeartCommunications, Inc. 10.053% (TSFR1M + 5.775%) due 05/01/2029 ~		$15,047	13,185
Ivanti Software, Inc.
TBD% - 10.051% (TSFR3M + 5.750%) due 06/01/2029 ~µ		11,913	12,278
TBD% - 10.051% (TSFR3M + 4.750%) due 06/01/2029 ~		89,140	74,477
J&J Ventures Gaming LLC 9.278% (TSFR1M + 5.000%) due 04/26/2028 «~		9,276	9,369
Lealand Finance Co. BV 7.278% (TSFR1M + 3.000%) due 06/30/2027 ~		385	313
Lealand Finance Co. BV (5.278% Cash) 5.278% due 12/31/2027 ~		6,559	4,701

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

Mercury Aggregator LP (19.000% PIK) 19.000% due 04/03/2026 «(d)		16,990	4,996
MH Sub I LLC 8.413% (TSFR1M + 4.250%) due 12/31/2031 ~		4,963	4,578
MPH Acquisition Holdings LLC
8.058% (TSFR3M + 3.750%) due 12/31/2030 ~		1,004	1,004
9.170% (TSFR3M + 4.600%) due 12/31/2030 ~		36,417	33,565
Numericable Group SA
4.916% (EUR003M + 3.000%) due 02/02/2026 ~	EUR	199	217
9.000% due 10/31/2025		$1,995	1,838
OCS Group Holdings Ltd. 9.961% due 11/28/2031	GBP	29,500	39,691
Paradigm Parent LLC 8.822% (TSFR3M + 4.500%) due 04/16/2032 ~		$5,200	4,679
Peraton Corp. 8.013% (TSFR1M + 3.750%) due 02/01/2028 ~		82,407	69,711
Polaris Newco LLC 8.570% (TSFR3M + 4.000%) due 06/02/2028 ~		10,682	10,318
Poseidon Bidco SASU 7.000% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	84,060	46,385
Project Alpha Intermediate Holding, Inc. 7.252% (TSFR3M + 3.250%) due 10/26/2030 ~		$6	6
Project Quasar Pledgco SLU 5.130% (EUR001M + 3.250%) due 04/17/2026 «~	EUR	10,806	12,359
Promotora de Informaciones SA
7.244% (EUR003M + 5.220%) due 06/29/2029 ~		9,802	11,565
7.494% (EUR003M + 5.470%) due 12/31/2029 «~		147,517	170,595
Puris LLC 9.752% - 10.099% (TSFR3M + 5.750%) due 06/30/2031 «~		$15,074	14,347
Quantum Bidco Ltd. 9.744% due 01/31/2028	GBP	3,000	4,050
QuidelOrtho Corp. 8.002% (TSFR3M + 4.000%) due 08/20/2032 ~		$15,300	15,240
Republic of Kenya Government International Bonds 12.650% due 04/05/2028 «~		5,000	5,011
SCUR-Alpha 1503 GmbH 9.808% (TSFR3M + 5.500%) due 03/29/2030 ~		61,631	56,953
Softbank Vision Fund II
TBD% - 7.652% (TSFR3M + 3.650%) due 12/23/2029 «~		31,100	31,100
Spruce Bidco II, Inc.
TBD% - 0.500% due 01/30/2032 «µ		2,245	2,245
TBD% - 0.500% (JY0003M + 5.250%) due 01/30/2032 «~	JPY	192,401	1,317
TBD% - 0.500% (CDOR06 + 5.250%) due 01/30/2032 «~	CAD	1,799	1,306
TBD% - 0.500% (TSFR6M + 5.000%) due 01/30/2032 «~		$9,939	10,041
Steenbok Lux Finco 2 SARL 10.000% due 06/30/2026	EUR	238,134	75,950
Stepstone Group MidCo 2 GmbH
6.673% (EUR006M + 4.500%) due 04/26/2032 ~		48,100	55,695
8.608% (TSFR3M + 4.500%) due 12/19/2031 ~		$9,476	9,014
Strategic Gaming Commitment TBD% due 06/17/2030 «µ		21,000	21,000
Subcalidora 2 7.750% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	52,304	61,715
Syniverse Holdings, Inc. 11.002% (TSFR3M + 7.000%) due 05/13/2027 ~		$110,504	108,130
Thames Water Utilities Ltd. 0.300% - 5.234% due 11/28/2025 «	GBP	7,235	6,617
Transnet SOC Ltd. 11.125% due 03/02/2028 «~	ZAR	147,214	8,424
U.S. Renal Care, Inc. 9.278% (TSFR1M + 5.000%) due 06/28/2028 ~		$162,516	155,584
Ubisoft Entertainment SA
3.339% (EUR003M + 1.400%) due 12/21/2025 ~	EUR	7,589	8,643
3.561% (EUR006M + 1.500%) due 12/22/2025 «~(k)		5,500	6,389
Unicorn BAY 13.000% due 12/31/2026 «	HKD	299,435	38,959
VEON Amsterdam BV 8.548% (TSFR3M + 4.250%) due 03/25/2027 «~		$8,800	8,794
Westmoreland Coal Co. 8.000% due 03/15/2029 «		7,231	2,929
X Corp.
9.500% due 10/26/2029		12,050	12,104
10.958% (TSFR3M + 6.500%) due 10/26/2029 ~		90,683	89,083

Total Loan Participations and Assignments (Cost $2,386,776)			2,278,043

CORPORATE BONDS & NOTES 27.8%
BANKING & FINANCE 3.8%
Alamo Re Ltd.
12.338% (T-BILL 1MO + 8.434%) due 06/07/2027 ~		1,250	1,343
15.784% (T-BILL 1MO + 11.880%) due 06/08/2026 ~		1,300	1,368
Ambac Assurance Corp. 5.100% due 12/31/2099 (j)		185	232

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

Armor Holdco, Inc. 8.500% due 11/15/2029 (m)		11,600	11,585
Armor RE II Ltd.
12.407% (T-BILL 3MO + 8.500%) due 01/07/2032 ~		600	640
14.107% (T-BILL 3MO + 10.200%) due 05/07/2031 ~		500	543
Bayou Re Ltd.
12.236% (BNMMDTSC + 8.332%) due 04/30/2031 ~		250	268
22.480% (BNMMDTSC + 18.500%) due 04/30/2031 ~		250	282
BOI Finance BV 7.500% due 02/16/2027 (m)	EUR	10,000	12,082
Bonanza RE Ltd. 3.970% (MSMMUSTF) due 01/08/2026 ~		$400	390
Cape Lookout Re Ltd. 12.609% (T-BILL 1MO + 8.702%) due 04/05/2027 ~		6,500	6,792
Charles River Re Ltd. 11.536% due 05/10/2031 •		250	265
CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027 ^(e)		400	37
4.450% due 08/17/2026 ^(e)		300	28
5.250% due 05/13/2026 ^(e)		200	19
Claveau Re Ltd. 4.004% (T-BILL 3MO + 0.100%) due 07/08/2028 «~		2,721	0
Corestate Capital Holding SA (10.000% Cash or 11.000% PIK) 10.000% due 12/31/2026 (d)	EUR	475	503
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2026 (d)		325	154
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 ^(e)		$200	22
3.125% due 10/22/2025 ^(e)		1,200	129
3.875% due 10/22/2030 ^(e)		800	88
4.800% due 08/06/2030 ^(e)		200	21
6.150% due 09/17/2049 ^(e)		1,000	111
Credicorp Capital Sociedad Titulizadora SA 9.700% due 03/05/2045	PEN	3,500	1,069
Credit Suisse AG AT1 Claim		$5,060	658
East Lane Re VII Ltd. 12.822% (T-BILL 3MO + 8.890%) due 03/31/2026 ~		1,100	1,119
Everglades Re II Ltd.
14.409% (GSMMUSTI + 10.500%) due 05/13/2031 ~		4,260	4,498
15.404% (GSMMUSTI + 11.500%) due 05/13/2031 ~		4,260	4,490
16.654% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		4,260	4,486
Fairfax India Holdings Corp. 5.000% due 02/26/2028 (m)		12,350	11,665
Greengrove RE Ltd. 11.654% (T-BILL 1MO + 7.750%) due 04/08/2032 ~		1,500	1,501
Hestia Re Ltd.
10.659% (T-BILL + 6.750%) due 03/13/2032 ~		500	511
12.154% (T-BILL 1MO + 8.250%) due 03/13/2032 ~		500	519
Hudson Pacific Properties LP 5.950% due 02/15/2028 (m)		200	197
Integrity RE III Ltd.
11.904% (T-BILL 1MO + 8.000%) due 06/06/2027 ~		250	261
13.654% (T-BILL 1MO + 9.750%) due 06/06/2027 ~		250	263
16.154% (T-BILL 1MO + 12.250%) due 06/06/2028 ~		800	851
29.404% (T-BILL 1MO + 25.500%) due 06/06/2027 ~		1,400	1,571
Integrity Re Ltd.
21.138% (T-BILL 1MO + 17.234%) due 06/08/2026 ~		3,200	3,514
26.703% (T-BILL 1MO + 22.796%) due 06/08/2026 ~		3,200	3,570
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025	EUR	2,463	2,886
Long Walk Reinsurance Ltd. 14.142% (T-BILL 3MO + 10.240%) due 01/30/2031 ~		$5,800	5,906
Longleaf Pine Re Ltd. 21.836% (T-BILL 1MO + 17.932%) due 05/27/2031 ~		700	782
Nature Coast Re Ltd.
13.654% (T-BILL 3MO + 9.750%) due 04/10/2033 ~		1,200	1,255
13.904% (T-BILL 3MO + 10.000%) due 12/07/2030 ~		824	866
New Immo Holding SA 3.250% due 07/23/2027	EUR	7,300	8,456
Orange Capital RE DAC 7.979% (EUR003M + 6.000%) due 01/17/2029 ~		300	355
Palm RE Ltd.
11.654% (T-BILL 1MO + 7.750%) due 06/07/2032 ~		$800	847
13.604% (T-BILL 1MO + 9.700%) due 06/09/2031 ~		250	267
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (h)(m)		4,677	3,525
Polestar Re Ltd.
14.402% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		2,300	2,385
17.154% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		6,500	6,769
Purple Re Ltd. 13.030% (T-BILL 1MO + 9.126%) due 06/06/2031 ~		700	743
Quercus Re DAC 10.017% (EUR003M + 8.000%) due 01/06/2031 ~	EUR	300	358
Sabine Re Ltd. 12.424% (T-BILL 1MO + 8.520%) due 04/07/2031 ~		$300	316

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

Sanders Re III Ltd. 16.224% (BRMMUSDF + 12.320%) due 04/09/2029 ~		11,610	7,256
Service Properties Trust 0.000% due 09/30/2028 (h)		1,600	1,412
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 ^(d)(e)		23	3
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 ^(d)(e)		23	4
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 ^(d)(e)		47	7
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 ^(d)(e)		70	11
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 ^(d)(e)		70	11
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 ^(d)(e)		33	5
Titanium 2l Bondco SARL 6.250% due 01/14/2031 (m)	EUR	57,661	17,790
Torrey Pines Re Ltd.
9.940% (JMMMUSTF + 6.036%) due 06/07/2032 ~		$2,200	2,294
11.010% (JMMMUSTF + 7.106%) due 06/07/2032 ~		1,300	1,354
13.282% (BRMMUSDF + 9.378%) due 06/05/2031 ~		700	714
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.000% due 01/15/2030 (m)		69,751	63,220
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% due 02/15/2029 (m)		22,715	21,353
8.625% due 06/15/2032 (m)		7,900	7,552
10.500% due 02/15/2028 (m)		19,753	20,816
Ursa Re Ltd.
11.404% (T-BILL 3MO + 7.500%) due 02/22/2028 ~		3,700	3,733
13.154% (JMMMUSTF + 9.250%) due 12/07/2028 ~		6,800	7,099
Veraison Re Ltd.
8.904% (GSMMUSTI + 5.000%) due 03/08/2033 ~		300	303
16.534% (BRMMUSDF + 12.630%) due 03/10/2031 ~		4,600	4,754
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(e)		55,021	0
Windmill III Re DAC 7.147% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	250	297
Winston RE Ltd. 10.404% (T-BILL 3MO + 6.500%) due 02/21/2028 ~		$300	312

			273,661

INDUSTRIALS 22.0%
Altice France Holding SA
4.000% due 02/15/2028	EUR	5,125	2,174
6.000% due 02/15/2028		$3,300	1,195
8.000% due 05/15/2027	EUR	40,100	17,090
10.500% due 05/15/2027		$36,590	13,270
Altice France SA
3.375% due 01/15/2028	EUR	19,500	19,746
4.000% due 07/15/2029		1,300	1,320
4.125% due 01/15/2029		100	102
4.250% due 10/15/2029		14,800	15,093
5.125% due 01/15/2029		$6,436	5,539
5.125% due 07/15/2029		54,564	46,873
5.500% due 01/15/2028		9,800	8,673
5.500% due 10/15/2029		18,959	16,493
5.875% due 02/01/2027	EUR	300	319
8.125% due 02/01/2027		$20,600	19,708
ams-OSRAM AG
10.500% due 03/30/2029	EUR	61,000	76,582
12.250% due 03/30/2029 (m)		$31,078	33,474
Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029 (m)		46,124	45,201
10.375% due 03/31/2029	GBP	9,300	12,222
Beignet 6.850% due 06/01/2049 «(c)		$140,940	140,940
BKV Upstream Midstream LLC 7.500% due 10/15/2030		900	900
Carvana Co. 9.000% due 06/01/2031 (m)		10,195	11,550
Carvana Co. (9.000% Cash) 9.000% due 06/01/2030 (m)		4,153	4,348
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.000% due 06/15/2029 (m)		21,020	18,550
Central Parent, Inc./CDK Global, Inc. 7.250% due 06/15/2029 (m)		14,170	12,254
Cheplapharm Arzneimittel GmbH
5.500% due 01/15/2028 (m)		9,041	8,837
7.500% due 05/15/2030 (m)	EUR	10,543	12,837
Claritev Corp. (6.500% Cash and 0.750% PIK) 7.250% due 03/31/2031 (d)		$26,159	20,339
Cogent Communications Group LLC/Cogent Finance, Inc. 7.000% due 06/15/2027 (m)		5,755	5,745

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

CoreWeave, Inc. 9.000% due 02/01/2031		7,800	8,004
CVS Pass-Through Trust 7.507% due 01/10/2032 (m)		1,350	1,439
DISH DBS Corp.
5.250% due 12/01/2026		92,615	91,081
5.750% due 12/01/2028		91,806	88,087
7.750% due 07/01/2026		57,800	57,327
Ecopetrol SA
4.625% due 11/02/2031 (m)		4,800	4,308
7.750% due 02/01/2032 (m)		116,310	120,432
8.375% due 01/19/2036 (m)		1,890	1,953
8.875% due 01/13/2033 (m)		3,500	3,796
EW Scripps Co. 9.875% due 08/15/2030		8,700	8,174
Flora Food Management BV 6.875% due 07/02/2029	EUR	3,000	3,528
Gazprom PJSC Via Gaz Capital SA
7.288% due 08/16/2037		$300	225
8.625% due 04/28/2034		1,081	946
Incora Intermediate II LLC 0.000% (SOFRRATE + 8.000%) due 01/31/2030 «~		71,241	71,241
Incora Top Holdco LLC 6.000% due 01/30/2033 «~(k)		51,205	82,844
INEOS Finance PLC 7.250% due 03/31/2031	EUR	7,600	8,921
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% due 09/20/2031 (m)		$25,352	25,736
Motion Finco SARL 8.375% due 02/15/2032 (m)		1,200	1,039
MPH Acquisition Holdings LLC 5.750% due 12/31/2030 (m)		53,206	46,501
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) 11.500% due 12/31/2030 (d)(m)		14,084	14,748
Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «		37,300	23,313
11.750% due 10/15/2028 «		13,109	9,307
Nissan Motor Co. Ltd.
5.250% due 07/17/2029	EUR	1,300	1,557
6.375% due 07/17/2033		1,100	1,332
7.500% due 07/17/2030		$5,200	5,461
Ocado Group PLC 10.500% due 08/08/2029	GBP	7,450	10,012
Petroleos Mexicanos
6.700% due 02/16/2032 (m)		$14,345	14,225
6.840% due 01/23/2030 (m)		6,700	6,819
8.750% due 06/02/2029 (m)		11,420	12,309
Prime Healthcare Services, Inc. 9.375% due 09/01/2029 (m)		20,200	21,029
ProFrac Holdings II LLC 11.226% (TSFR3M + 7.250%) due 01/23/2029 ~		20,446	21,187
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(e)	GBP	200	188
TGS ASA 8.500% due 01/15/2030 (m)		$1,400	1,443
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	1,517	2,279
Thames Water Utilities Finance PLC
0.875% due 01/31/2030	EUR	900	730
1.250% due 01/31/2034		300	244
1.604% due 12/23/2029		$400	288
2.375% due 04/22/2042	GBP	100	91
2.625% due 01/24/2034		600	552
3.500% due 02/25/2030		300	283
4.000% due 04/18/2029	EUR	500	415
4.375% due 01/18/2033		1,100	911
4.375% due 07/03/2036	GBP	900	845
4.625% due 06/04/2048		600	565
5.125% due 09/28/2039		300	283
5.500% due 02/11/2043		1,200	1,134
6.500% due 02/09/2034		400	381
7.125% due 04/30/2033		200	190
7.750% due 04/30/2046		400	384
Thames Water Utilities Ltd. 0.000% due 03/22/2027 (h)		112	130
Times Square Hotel Trust 8.528% due 08/01/2026		$612	615
Toll Road Investors Partnership II LP 0.000% due 02/15/2043 (h)(m)		18,029	6,290
Topaz Solar Farms LLC
4.875% due 09/30/2039 (m)		13,119	11,544
5.750% due 09/30/2039 (m)		40,106	40,685
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 8.250% due 05/15/2030	EUR	4,600	5,157
U.S. Renal Care, Inc. 10.625% due 06/28/2028 (m)		$13,209	11,558

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

Ubisoft Entertainment SA 0.878% due 11/24/2027	EUR	4,800	5,263
Vale SA 0.000% due 12/29/2049 ~(j)	BRL	830,470	56,012
Venture Global LNG, Inc.
9.500% due 02/01/2029 (m)		$15,005	16,545
9.875% due 02/01/2032 (m)		405	441
Viridien
8.500% due 10/15/2030 (m)	EUR	2,500	3,049
8.500% due 10/15/2030		18,500	22,563
10.000% due 10/15/2030 (m)		$15,300	15,739
Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	200	242
7.750% due 04/15/2032		$900	947
Xerox Corp. 13.500% due 04/15/2031 (m)		2,300	2,229
Yellowstone Energy LP 5.750% due 12/31/2026		959	948
Yinson Boronia Production BV 8.947% due 07/31/2042 (m)		5,190	5,785
ZF North America Capital, Inc. 7.500% due 03/24/2031		6,100	6,062

			1,561,265

UTILITIES 2.0%
Comision Ejecutiva Hidroelectrica del Rio Lempa
8.650% due 01/24/2033 (m)		3,900	4,083
8.650% due 01/24/2033		7,300	7,642
FORESEA Holding SA 7.500% due 06/15/2030 (m)		2,711	2,655
Gazprom PJSC via Gaz Finance PLC 3.000% due 06/29/2027		200	163
NGD Holdings BV 6.750% due 12/31/2026 (m)		4,729	4,304
OI SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK)
10.000% due 06/30/2027 (d)(m)		87,839	57,973
10.000% due 06/30/2027 (d)		23,470	15,490
OI SA (8.500% PIK) 8.500% due 12/31/2028 (d)		153,998	4,620
Peru LNG SRL 5.375% due 03/22/2030 (m)		35,293	33,895
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029		8,900	9,425

			140,250

Total Corporate Bonds & Notes (Cost $2,105,709)			1,975,176

CONVERTIBLE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2026 (d)	EUR	2,472	1,175
PennyMac Corp. 5.500% due 03/15/2026 (m)		$7,700	7,685

Total Convertible Bonds & Notes (Cost $10,547)			8,860

MUNICIPAL BONDS & NOTES 0.5%
ARIZONA 0.0%
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024 7.375% due 10/01/2029		850	892

MICHIGAN 0.0%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2046 (h)		23,000	3,062

WEST VIRGINIA 0.5%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (h)		355,485	33,223

Total Municipal Bonds & Notes (Cost $52,374)			37,177

U.S. GOVERNMENT AGENCIES 1.5%
Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates 0.700% due 11/25/2055 ~(a)		252,535	15,387
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.079% due 11/25/2045 ~(a)(m)		75,137	2,999
Federal Home Loan Mortgage Corp. REMICS
0.000% due 11/15/2048 •(a)		28,420	991
1.140% due 09/15/2041 •(m)		602	587

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

1.629% due 06/25/2050 •(a)(m)	847	104
1.663% due 01/15/2047 •(a)	206	26
1.679% due 05/25/2050 •(a)	5,902	800
1.713% due 09/15/2042 •(a)	296	28
1.813% due 05/15/2037 •(a)	611	55
1.923% due 05/15/2037 •(a)	36	3
1.944% due 01/25/2051 •(a)	5,579	961
1.944% due 01/25/2051 •(a)(m)	2,995	436
1.983% due 07/15/2036 •(a)(m)	769	79
2.093% due 09/15/2036 •(a)	244	27
2.113% due 05/15/2041 •(a)	503	48
2.213% due 04/15/2036 •(a)	102	9
3.000% due 06/25/2050 (a)(m)	9,846	1,756
3.293% due 09/15/2036 •(a)	397	56
3.500% due 07/25/2050 (a)(m)	20,034	3,491
4.000% due 03/15/2027 (a)	12	0
4.000% due 07/25/2050 (a)(m)	15,888	3,735
5.000% due 05/25/2048 (a)(m)	5,109	812
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.475% due 05/25/2057 ~	4,114	1,891
3.621% due 10/25/2058 ~	2,121	956
3.978% due 11/25/2061 ~(a)	11,048	4,270
4.250% due 09/25/2060 (m)	1,572	1,518
4.250% due 03/25/2061 ~(m)	700	646
4.285% due 11/25/2059 ~	12,638	6,138
4.500% due 11/25/2061 ~(m)	3,900	3,619
5.000% due 04/25/2062 ~	3,400	3,138
5.461% due 05/25/2064 ~	3,984	1,966
5.820% due 05/25/2060 ~	1,867	1,090
10.980% due 03/25/2061 ~	484	284
12.632% due 11/25/2060 ~	1,171	881
13.059% due 09/25/2060 ~	1,580	1,199
Federal Home Loan Mortgage Corp. STACR REMICS Trust
11.456% due 01/25/2042 •(m)	3,800	4,033
11.856% due 10/25/2041 •(m)	8,896	9,344
12.156% due 11/25/2041 •(m)	8,324	8,827
12.856% due 02/25/2042 •(m)	2,350	2,545
Federal Home Loan Mortgage Corp. STRIPS 1.463% due 04/15/2039 •(a)(m)	911	105
Federal National Mortgage Association Connecticut Avenue Securities Trust 10.356% due 10/25/2041 •(m)	8,201	8,517
Federal National Mortgage Association REMICS
0.000% due 10/25/2042 •(m)	968	822
1.449% due 07/25/2041 •(a)(m)	1,281	133
1.529% due 08/25/2038 •(a)	324	24
1.579% due 08/25/2049 •(a)	134	15
1.579% due 07/25/2059 •(a)(m)	5,426	706
1.599% due 10/25/2040 •(a)(m)	1,147	66
1.679% due 02/25/2043 •(a)(m)	1,208	143
1.879% due 12/25/2037 •(a)	27	2
2.049% due 09/25/2037 •(a)	204	15
2.078% due 10/25/2060 ~(a)	13,016	1,107
2.129% due 03/25/2040 •(a)(m)	465	9
2.169% due 12/25/2036 •(a)(m)	869	107
2.179% due 11/25/2036 •(a)	30	1
2.249% due 06/25/2037 •(a)	132	9
2.316% due 01/25/2041 •	2,134	2,191
2.509% due 03/25/2038 •(a)	581	70
2.529% due 02/25/2038 •(a)	351	43
3.000% due 01/25/2042 (a)	55	1
3.500% due 08/25/2032 (a)	452	35
3.500% due 06/25/2050 (a)(m)	14,475	2,578
4.000% due 06/25/2050 (a)(m)	1,801	349
4.500% due 04/25/2042 (a)	425	43
5.000% due 01/25/2048 (a)(m)	3,524	791
Federal National Mortgage Association REMICS Trust 1.039% due 08/25/2043 ~(a)	15,170	596
Government National Mortgage Association REMICS
1.850% due 12/20/2048 •(a)(m)	2,306	242
1.870% due 08/20/2042 •(a)(m)	1,152	129
2.000% due 12/20/2040 •(a)	657	32
2.500% due 09/20/2036 (a)	32,489	2,601
3.500% due 06/20/2042 (a)	144	15

Total U.S. Government Agencies (Cost $114,412)		106,232

NON-AGENCY MORTGAGE-BACKED SECURITIES 34.5%
225 Liberty Street Trust 4.803% due 02/10/2036 ~(m)	7,541	7,045
245 Park Avenue Trust 3.779% due 06/05/2037 ~(m)	11,361	10,822
280 Park Avenue Mortgage Trust
6.054% due 09/15/2034 •(m)	12,600	12,382
7.345% due 09/15/2034 •(m)	2,500	2,419
Adjustable Rate Mortgage Trust
4.532% due 03/25/2036 •(m)	2,827	1,672

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

4.572% due 03/25/2037 •(m)		576	649
4.943% due 03/25/2037 ~(m)		1,066	992
5.429% due 03/25/2036 ~(m)		18,416	8,986
6.102% due 11/25/2037 ~(m)		801	519
American Home Mortgage Assets Trust
4.812% due 11/25/2035 •		299	285
4.852% due 08/25/2037 •(m)		5,196	4,725
American Home Mortgage Investment Trust
4.812% due 03/25/2037 •		2,471	966
4.872% due 09/25/2045 •(m)		1,990	1,785
5.172% due 02/25/2044 •(m)		6,839	6,506
6.600% due 01/25/2037 þ		4,653	678
Anthracite Investments Cayman Ltd. 5.678% due 06/20/2041		2,021	0
ASG Resecuritization Trust
3.714% due 01/28/2037 ~(m)		6,867	5,790
6.000% due 06/28/2037 ~(m)		24,533	11,208
Ashford Hospitality Trust
5.223% due 04/15/2035 •		1,046	1,045
5.573% due 04/15/2035 •		598	598
5.723% due 04/15/2035 •(m)		12,360	12,346
6.423% due 04/15/2035 •		266	265
7.423% due 04/15/2035 •(m)		10,939	10,903
Atrium Hotel Portfolio Trust
5.948% due 12/15/2036 •		3,000	2,949
6.098% due 12/15/2036 •		1,840	1,798
6.398% due 12/15/2036 •(m)		8,800	8,404
7.498% due 12/15/2036 •		7,500	6,970
Avon Finance
0.000% due 12/28/2049 (b)(h)	GBP	11,488	11,372
0.000% due 12/28/2049 (a)(h)		9,500	0
7.486% due 12/28/2049 •(m)		11,241	15,152
7.736% due 12/28/2049 •(m)		8,564	11,473
7.986% due 12/28/2049 •		2,676	3,462
7.986% due 12/28/2049 •(m)		6,448	3,571
BAMLL Commercial Mortgage Securities Trust 2.627% due 01/15/2032 (m)		$18,810	16,659
Banc of America Alternative Loan Trust
2.368% due 06/25/2037 •(a)		246	32
4.632% due 06/25/2037 •		229	166
6.000% due 06/25/2037		77	66
6.000% due 06/25/2046		35	31
6.000% due 07/25/2046 (m)		543	475
Banc of America Funding Corp. 3.618% due 05/26/2036 ~(m)		4,212	3,565
Banc of America Funding Trust
0.000% due 06/26/2035 ~(m)		1,091	1,095
0.000% due 11/26/2036 ~(m)		24,305	8,381
2.787% due 12/20/2034 ~		186	155
3.657% due 08/25/2047 ~(m)		2,092	1,715
4.310% due 09/20/2037 ~		283	227
4.376% due 10/20/2046 ~		235	198
4.498% due 09/20/2047 ~		133	116
4.522% due 01/20/2047 ~		65	56
4.633% due 03/20/2036 ~(m)		696	641
4.670% due 04/20/2047 •(m)		3,592	3,045
4.692% due 04/25/2037 •(m)		793	670
4.925% due 02/20/2035 •(m)		2,263	2,196
4.954% due 01/25/2035 ~		70	68
5.557% due 04/20/2035 ~(m)		731	681
5.993% due 12/20/2036 ~		16	15
6.000% due 10/25/2037 (m)		2,510	2,227
6.593% due 09/20/2046 ~(m)		418	406
6.619% due 07/26/2036 ~(m)		8,139	2,405
Banc of America Mortgage Trust
5.750% due 10/25/2036 (m)		437	369
5.750% due 05/25/2037		493	364
5.975% due 01/25/2036 ~		82	80
6.000% due 10/25/2036		53	46
7.497% due 10/20/2046 ~		15	13
Bayview Commercial Asset Trust 4.602% due 03/25/2037 •(m)		97	93
BBCCRE Trust
3.966% due 08/10/2033		28,700	26,533
4.715% due 08/10/2033 ~(m)		7,790	5,581
BBCMS Mortgage Trust 3.811% due 02/15/2053 ~		1,250	998
BBCMS Trust 7.998% due 07/15/2037 •		2,600	2,007
BCAP LLC Trust
2.144% due 02/26/2037 ~(m)		6,817	5,490
3.764% due 04/26/2037 ~(m)		5,358	4,599
3.834% due 07/26/2036 ~		332	296
4.148% due 05/26/2037 ~(m)		1,364	1,223
4.177% due 02/26/2047 •(m)		9,511	7,820
4.271% due 10/26/2037 ~(m)		4,302	2,750

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

4.376% due 05/26/2036 •(m)		2,983	2,549
4.511% due 02/26/2036 ~(m)		2,167	1,448
4.765% due 03/26/2037 ~(m)		677	558
4.937% due 05/26/2035 •(m)		3,906	3,480
5.124% due 03/27/2037 ~(m)		3,635	3,121
5.425% due 11/26/2035 ~(m)		1,826	1,549
5.500% due 12/26/2035 ~(m)		7,920	4,799
5.653% due 06/26/2036 ~(m)		1,844	1,550
5.914% due 01/26/2036 ~(m)		23,355	7,165
6.000% due 06/26/2037 ~(m)		1,178	1,074
6.000% due 08/26/2037 ~(m)		1,998	1,602
6.000% due 10/26/2037 ~(m)		1,469	994
6.102% due 07/26/2045 ~(m)		2,128	2,077
BCP Trust 7.903% due 06/15/2038 •(m)		11,850	2,598
Bear Stearns ALT-A Trust
3.970% due 04/25/2037 ~(m)		3,358	2,319
4.013% due 05/25/2036 ~		182	168
4.164% due 08/25/2036 ~		266	121
4.167% due 11/25/2036 ~		1,401	632
4.217% due 11/25/2035 ~(m)		8,004	4,303
4.265% due 04/25/2035 ~		99	92
4.437% due 07/25/2035 ~		183	130
4.462% due 07/25/2036 ~(m)		45,313	19,276
4.475% due 11/25/2035 ~		20	13
4.592% due 06/25/2046 •(m)		960	884
4.612% due 08/25/2036 •(m)		12,324	11,151
4.650% due 08/25/2046 ~(m)		3,618	2,461
4.650% due 12/25/2046 ~(m)		3,067	1,502
4.652% due 09/25/2035 ~(m)		7,189	2,438
4.672% due 02/25/2034 •(m)		1,362	1,263
4.693% due 03/25/2036 ~(m)		978	560
4.772% due 01/25/2036 •(m)		2,632	2,494
4.826% due 05/25/2036 ~(m)		6,229	2,533
4.932% due 05/25/2035 ~		86	84
5.397% due 01/25/2035 •(m)		692	661
5.397% due 03/25/2035 •(m)		5,377	4,595
6.625% due 09/25/2034 ~		159	155
Bear Stearns ARM Trust
4.146% due 08/25/2047 ~		101	89
4.247% due 06/25/2047 ~(m)		1,174	1,034
4.475% due 02/25/2036 ~		253	234
5.825% due 09/25/2034 ~		14	14
6.167% due 10/25/2036 ~		29	28
6.290% due 09/25/2034 ~		10	10
Beast Mortgage Trust 7.715% due 03/15/2036 •(m)		6,000	1,296
Benchmark Mortgage Trust
3.094% due 04/15/2054 ~		1,396	1,021
3.404% due 12/15/2062 ~		700	42
3.555% due 08/15/2052 ~(m)		7,300	6,627
4.029% due 03/15/2062 ~(m)		15,430	11,739
BIG Commercial Mortgage Trust 6.491% due 02/15/2039 •(m)		485	485
BMO Mortgage Trust 3.378% due 02/17/2055 ~		7,850	7,229
Bridgegate Funding PLC
0.000% due 10/16/2062 ~(m)	GBP	39,972	50,543
0.000% due 10/16/2062 ~		20,785	8,165
0.000% due 10/16/2062 (h)		5,795	0
10.066% due 10/16/2062 •(m)		23,983	32,168
13.066% due 10/16/2062 •(m)		11,991	19,547
BSREP Commercial Mortgage Trust
5.215% due 08/15/2038 •(m)		$6,135	5,837
5.615% due 08/15/2038 •(m)		426	394
BSST Mortgage Trust 5.901% due 02/15/2037 •(m)		3,300	2,147
BWAY Mortgage Trust 6.465% due 09/15/2036 •		5,000	4,419
BX Commercial Mortgage Trust
6.114% due 11/15/2038 •(m)		17,456	17,444
6.240% due 01/17/2039 •		19,300	19,289
6.590% due 01/17/2039 •		14,442	14,417
6.614% due 04/15/2034 •(m)		6,000	5,723
6.614% due 02/15/2038 •(m)		1,878	1,813
7.351% due 04/15/2034 •(m)		4,000	3,748
BX Trust
5.651% due 09/15/2034 •		1,044	1,040
6.201% due 09/15/2034 •		11,600	11,563
6.509% due 10/15/2036 •(m)		12,000	12,007
6.692% due 10/15/2026 •(m)		1,212	1,211
CALI Mortgage Trust 3.957% due 03/10/2039 (m)		14,900	14,303
CBA Commercial Small Balance Commercial Mortgage 6.040% due 01/25/2039 þ		189	183

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

CD Mortgage Trust 5.688% due 10/15/2048 (m)	1,085	1,025
Chase Mortgage Finance Trust
4.435% due 01/25/2036 ~(m)	2,444	2,202
5.007% due 03/25/2037 ~(m)	786	762
5.500% due 11/25/2049	521	43
6.000% due 03/25/2037	496	261
CHL Mortgage Pass-Through Trust
3.724% due 06/20/2035 ~	2	2
3.742% due 03/25/2037 ~(m)	2,491	2,089
4.527% due 11/20/2035 ~(m)	3,818	3,569
4.615% due 08/20/2035 ~	18	17
4.731% due 05/20/2036 ~(m)	278	260
4.872% due 03/25/2035 •	146	83
4.952% due 03/25/2036 •	22	3
5.000% due 11/25/2035	19	7
5.037% due 09/25/2047 ~(m)	1,558	1,219
5.068% due 09/20/2036 ~(m)	1,492	1,329
5.147% due 11/25/2035 ~(m)	634	525
5.500% due 12/25/2034	35	35
5.500% due 08/25/2035	28	15
5.500% due 11/25/2035	23	12
5.555% due 06/25/2047 ~(m)	923	908
6.000% due 07/25/2037	141	61
6.000% due 08/25/2037	1	1
6.000% due 08/25/2037 (m)	2,971	1,263
6.142% due 03/25/2046 •(m)	14,865	11,270
Citigroup Commercial Mortgage Trust 3.917% due 12/15/2072 ~	8,111	2,082
Citigroup Global Markets Mortgage Securities VII, Inc. 6.500% due 02/25/2029	80	79
Citigroup Mortgage Loan Trust, Inc.
0.000% due 08/25/2037 ~	1,628	62
3.976% due 07/25/2036 ~(m)	1,730	1,013
4.487% due 09/25/2037 ~(m)	2,233	2,067
4.597% due 10/25/2035 ~(m)	553	524
4.822% due 04/25/2037 ~	235	211
4.933% due 08/25/2034 ~(m)	4,355	4,090
4.969% due 03/25/2037 ~(m)	1,542	1,376
5.391% due 02/25/2036 ~(m)	3,624	3,478
5.470% due 03/25/2037 ~	349	324
5.500% due 11/25/2035	160	150
5.500% due 12/25/2035 (m)	1,875	911
6.000% due 07/25/2036 (m)	3,913	1,773
6.300% due 03/25/2036 •	51	51
6.500% due 09/25/2036	816	411
6.951% due 03/25/2037 ~	148	151
CLNY Trust
6.264% due 11/15/2038 •(m)	2,020	1,953
6.613% due 11/15/2038 •(m)	8,005	7,740
7.309% due 11/15/2038 •(m)	15,475	14,361
8.005% due 11/15/2038 •(m)	24,000	20,749
COMM Mortgage Trust
2.819% due 01/10/2039 (m)	9,131	8,754
3.545% due 02/10/2036	5,000	4,949
5.198% due 06/15/2034 •	2,000	1,937
8.415% due 12/15/2038 •(m)	10,004	9,223
9.265% due 12/15/2038 •(m)	5,000	4,473
10.265% due 12/15/2038 •(m)	3,360	2,914
Countrywide Alternative Loan Trust
0.820% due 12/25/2035 ~(a)	7,230	293
1.807% due 12/25/2035 ~(a)	2,430	185
2.878% due 07/25/2036 •(a)(m)	6,503	1,213
3.963% due 10/25/2035 ~	2,137	1,834
4.326% due 06/25/2037 ~	65	58
4.440% due 03/20/2047 •	323	281
4.522% due 06/25/2037 •	469	396
4.622% due 05/25/2036 •(m)	1,158	305
4.622% due 08/25/2036 •	731	286
4.632% due 05/25/2036 •(m)	5,858	5,500
4.652% due 09/25/2046 •(m)	4,637	4,362
4.692% due 08/25/2047 •(m)	699	592
4.712% due 05/25/2047 •(m)	3,238	2,443
4.732% due 03/25/2036 •(m)	6,003	5,914
4.772% due 06/25/2037 •(m)	4,835	4,362
4.792% due 07/25/2036 •(m)	6,183	5,455
4.850% due 11/20/2035 •	51	48
4.952% due 09/25/2035 •(m)	2,278	1,557
4.952% due 10/25/2046 •	79	59
4.972% due 10/25/2035 •	390	225
5.003% due 11/25/2046 •(m)	2,005	1,831
5.341% due 05/25/2036 ~(m)	1,600	1,524
5.463% due 07/20/2035 •(m)	3,525	3,222
5.500% due 07/25/2035	702	353
5.500% due 10/25/2035	95	61
5.500% due 11/25/2035 (m)	1,173	672

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

5.500% due 11/25/2035	1,299	718
5.500% due 12/25/2035	690	345
5.500% due 01/25/2036	50	49
5.500% due 02/25/2036	805	455
5.500% due 02/25/2036 (m)	695	468
5.500% due 05/25/2036 (m)	2,838	2,330
5.500% due 04/25/2037 (m)	1,438	652
5.500% due 12/27/2049	12	11
5.732% due 11/25/2035 •(m)	6,583	6,179
5.750% due 01/25/2036	122	59
5.750% due 05/25/2036	141	53
5.750% due 01/25/2037 (m)	7,270	3,457
5.750% due 04/25/2037 (m)	805	666
6.000% due 03/25/2035	282	126
6.000% due 11/25/2035	315	43
6.000% due 04/25/2036	605	266
6.000% due 08/25/2036	213	108
6.000% due 11/25/2036	205	108
6.000% due 12/25/2036	667	261
6.000% due 01/25/2037	525	433
6.000% due 01/25/2037 (m)	728	443
6.000% due 02/25/2037	2,100	760
6.000% due 03/25/2037 (m)	10,310	3,817
6.000% due 04/25/2037 (m)	8,725	3,671
6.000% due 09/25/2037 (m)	7,432	2,401
6.250% due 12/25/2036 •	496	201
6.500% due 06/25/2036	338	155
6.500% due 11/25/2036 (m)	8,376	2,465
8.051% due 07/25/2035 •	47	43
13.366% due 05/25/2037 •	649	556
Countrywide Alternative Loan Trust Resecuritization 7.000% due 01/25/2037	5,021	834
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 01/25/2036	235	135
7.500% due 05/25/2032	554	587
CSAB Mortgage-Backed Trust 5.500% due 05/25/2037 (m)	1,791	1,193
CSMC Mortgage-Backed Trust
4.872% due 07/25/2036 •	406	60
6.000% due 07/25/2036	1,669	757
6.396% due 04/25/2036 þ(m)	4,009	2,100
6.500% due 05/25/2036	2,662	866
CSMC Trust
0.000% due 10/25/2060 ~(a)	213,321	6,374
0.230% due 01/25/2060 ~(a)	195,667	1,921
0.387% due 10/25/2060 ~(a)	191,504	3,334
1.169% due 01/25/2060 ~(a)	237,262	7,646
1.865% due 02/27/2047 ~(m)	29,481	10,751
3.566% due 01/25/2060 ~	19,707	10,183
3.783% due 10/25/2060 ~	30,103	17,486
3.843% due 04/28/2037 ~(m)	1,315	1,227
3.904% due 11/10/2032 ~	2,500	408
4.132% due 05/27/2036 ~(m)	1,035	908
4.521% due 04/26/2035 ~(m)	5,239	4,808
4.662% due 07/26/2037 ~(m)	4,636	4,207
4.667% due 10/26/2036 ~(m)	7,757	7,227
4.791% due 06/25/2036 ~(m)	2,053	1,852
5.665% due 07/15/2038 •(m)	1,000	911
5.735% due 01/15/2049 ~(m)	10,300	7,658
5.750% due 05/26/2037 (m)	10,120	4,491
6.344% due 07/15/2032 •(m)	3,121	3,107
6.500% due 07/26/2036 (m)	11,413	2,381
7.000% due 08/26/2036 (m)	14,223	2,542
7.165% due 07/15/2038 •(m)	15,850	5,301
7.744% due 07/15/2032 •(m)	7,454	7,421
8.165% due 07/15/2038 •(m)	13,700	1,924
8.794% due 07/15/2032 •(m)	15,000	14,933
9.794% due 07/15/2032 •(m)	8,500	8,308
32.994% due 11/25/2037 •	6,233	5,253
32.994% due 11/27/2037 •(m)	7,859	6,762
CSMC Trust Capital Certificates
4.013% due 05/26/2036 ~(m)	2,341	2,032
4.215% due 09/26/2047 ~(m)	14,911	6,739
4.428% due 12/29/2037 ~(m)	2,593	1,301
7.000% due 08/27/2036 (m)	2,930	1,502
CSWF Corp. 5.332% due 06/15/2034 •	489	475
DBGS Mortgage Trust
5.043% due 06/15/2033 •(m)	1,100	1,052
5.228% due 06/15/2033 •(m)	1,600	1,479
5.660% due 10/15/2036 •(m)	1,000	993
7.415% due 10/15/2036 •(m)	26,404	22,214
DBWF Mortgage Trust
3.791% due 12/10/2036 (m)	22,961	22,609
3.935% due 12/10/2036 ~	8,193	7,882

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.422% due 02/25/2047 •		283	160
5.500% due 12/25/2035		388	329
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
4.572% due 04/25/2037 •(m)		3,242	2,294
6.250% due 07/25/2036 ~		30	27
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 5.500% due 09/25/2033		51	52
DOLP Trust
3.704% due 05/10/2041 ~(m)		23,000	17,675
3.704% due 05/10/2041 ~		6,000	5,186
DSLA Mortgage Loan Trust 4.428% due 04/19/2047 •		185	182
Ellington Financial Mortgage Trust
0.000% due 02/25/2068 ~(a)		221,048	3,446
0.250% due 02/25/2068 ~(a)		221,048	114
6.702% due 02/25/2068 ~(m)		29,973	29,614
Eurosail-U.K. PLC
0.000% due 06/13/2045 ~	GBP	6	1,106
2.854% due 03/13/2045 •(m)	EUR	7,067	7,258
5.355% (BP0003M + 1.250%) due 06/13/2045 ~(m)	GBP	14,072	16,630
5.705% due 09/13/2045 •(m)		15,554	19,639
5.855% (BP0003M + 1.750%) due 06/13/2045 ~(m)		8,667	9,566
6.355% due 09/13/2045 •(m)		11,113	13,462
7.605% (BP0003M + 3.500%) due 06/13/2045 ~(m)		3,082	3,142
7.955% due 09/13/2045 •(m)		9,266	12,528
Extended Stay America Trust 7.964% due 07/15/2038 •(m)		$38,706	38,795
First Horizon Alternative Mortgage Securities Trust
0.000% due 12/26/2049 (b)(h)		2	0
2.828% due 11/25/2036 •(a)		720	80
4.369% due 02/25/2036 ~		24	17
4.857% due 05/25/2036 ~		339	277
5.147% due 11/25/2036 ~		348	239
5.286% due 08/25/2035 ~		55	3
6.250% due 11/25/2036		55	14
First Horizon Mortgage Pass-Through Trust
3.875% due 07/25/2037 ~		8	4
4.893% due 01/25/2037 ~		170	82
5.186% due 05/25/2037 ~		2,248	897
5.500% due 08/25/2037		213	72
GC Pastor Hipotecario 5 FTA 2.199% due 06/21/2046 •(m)	EUR	11,420	12,426
GMACM Mortgage Loan Trust 3.697% due 07/19/2035 ~		$15	13
GreenPoint Mortgage Funding Trust
4.632% due 01/25/2037 •		418	386
4.672% due 12/25/2046 •(m)		2,092	2,070
GS Mortgage Securities Corp. Trust
3.871% due 02/10/2037		1,501	1,398
5.397% due 07/15/2035 •(m)		1,298	882
5.447% due 11/15/2032 •		12,334	12,267
5.847% due 11/15/2032 •		8,250	8,215
6.447% due 11/15/2032 •		4,540	4,514
6.997% due 11/15/2032 •(m)		10,358	10,301
GS Mortgage-Backed Securities Trust
0.000% due 07/25/2059 ~(a)		218,221	2,199
2.176% due 11/25/2065 ~(a)		359,149	16,006
2.272% due 10/25/2065 ~(a)		348,983	15,269
3.765% due 07/25/2059 ~(m)		20,073	13,807
7.508% due 11/25/2065 ~		4,634	4,212
7.512% due 10/25/2065 ~		4,711	4,335
GSC Capital Corp. Mortgage Trust 4.632% due 05/25/2036 •(m)		848	816
GSR Mortgage Loan Trust
4.668% due 01/25/2036 ~		235	222
4.722% due 07/25/2037 •		227	52
5.519% due 12/25/2034 ~		6	6
6.000% due 09/25/2034		212	217
6.120% due 11/25/2035 ~		115	58
6.500% due 08/25/2036 •		589	152
HarborView Mortgage Loan Trust
4.007% due 08/19/2036 ~		36	31
4.548% due 01/25/2047 •		4,078	3,826
4.628% due 02/19/2046 •(m)		534	496
4.668% due 11/19/2036 •(m)		467	436
4.728% due 03/19/2036 •(m)		5,849	5,418
4.748% due 01/19/2036 •(m)		3,883	2,521
4.783% due 06/19/2045 •		889	399
4.808% due 06/19/2034 •		62	57
4.888% due 01/19/2035 •		91	73
5.225% due 06/20/2035 •(m)		3,019	2,777
5.600% due 06/20/2035 •		697	629
Hilton USA Trust 2.828% due 11/05/2035		1,000	838

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

HomeBanc Mortgage Trust
4.682% due 04/25/2037 ~(m)		1,849	1,667
4.772% due 03/25/2035 •(m)		2,744	2,255
HSI Asset Loan Obligation Trust 6.000% due 06/25/2037 (m)		1,371	1,238
IM Pastor 3 FTH 2.169% due 03/22/2043 •(m)	EUR	9,291	9,659
IM Pastor 4 FTA 2.169% due 03/22/2044 •(m)		14,518	15,272
Impac CMB Trust
4.792% due 11/25/2035 •		$68	62
4.992% due 10/25/2034 •		14	13
Impac Secured Assets Corp. 5.132% due 03/25/2036 •(m)		773	688
Impac Secured Assets Trust 4.492% due 05/25/2037 •		2	1
IndyMac IMSC Mortgage Loan Trust 3.839% due 06/25/2037 ~(m)		2,487	1,503
IndyMac INDA Mortgage Loan Trust
3.045% due 03/25/2037 ~		13	12
4.029% due 12/25/2036 ~		347	265
IndyMac INDX Mortgage Loan Trust
3.197% due 06/25/2037 ~		122	100
3.252% due 02/25/2035 ~		184	165
3.338% due 05/25/2037 ~(m)		1,402	1,127
3.953% due 11/25/2035 ~(m)		1,968	1,866
4.037% due 06/25/2036 ~(m)		458	407
4.073% due 11/25/2036 ~(m)		458	433
4.672% due 11/25/2046 •(m)		2,819	2,694
4.692% due 11/25/2036 •		86	82
4.732% due 04/25/2035 •		26	24
4.772% due 02/25/2037 •(m)		1,831	1,232
4.872% due 07/25/2036 •		274	179
5.072% due 08/25/2034 •		92	84
5.132% due 09/25/2034 •		159	139
Jefferies Resecuritization Trust 6.000% due 12/26/2036 ~		3,442	884
JP Morgan Alternative Loan Trust
4.244% due 05/25/2036 ~		508	280
4.672% due 06/25/2037 •(m)		20,534	7,562
4.882% due 11/25/2036 ~		36	46
4.946% due 06/27/2037 •(m)		3,977	2,348
5.500% due 11/25/2036 ~		7	3
5.928% due 06/27/2037 ~(m)		13,005	6,244
6.000% due 12/25/2035		468	309
6.460% due 12/25/2036 þ(m)		1,250	1,264
JP Morgan Chase Commercial Mortgage Securities Trust
1.974% due 01/05/2040		6,870	6,287
2.287% due 03/05/2042 (m)		2,210	2,061
3.990% due 12/05/2038 ~		8,598	1,223
4.128% due 07/05/2031 (m)		3,360	3,082
4.248% due 07/05/2033 (m)		8,955	8,519
4.379% due 07/05/2031 (m)		13,293	10,698
4.997% due 04/15/2037 •(m)		976	963
5.248% due 02/15/2035 •		6,171	6,126
5.439% due 07/05/2033 •		510	497
5.507% due 04/15/2037 •(m)		1,464	1,437
5.548% due 02/15/2035 •		9,984	9,826
5.739% due 07/05/2033 •(m)		3,000	2,544
5.748% due 02/15/2035 •		2,106	2,059
5.814% due 12/15/2036 •		7,905	830
6.015% due 03/15/2036 •(m)		7,900	5,751
6.264% due 12/15/2036 •		3,030	80
6.355% due 06/15/2038 •(m)		2,000	1,779
6.498% due 02/15/2035 •		699	677
7.014% due 12/15/2036 •		4,800	24
7.235% due 10/05/2040 (m)		1,000	1,059
7.448% due 02/15/2035 •(m)		13,987	13,415
7.930% due 11/15/2038 •(m)		9,000	9,020
8.680% due 11/15/2038 •(m)		1,500	1,504
9.675% due 11/15/2038 •(m)		22,700	22,848
JP Morgan Mortgage Trust
4.274% due 10/25/2036 ~		11	8
4.341% due 10/25/2036 ~		215	119
4.526% due 05/25/2036 ~		151	123
4.677% due 06/25/2037 ~(m)		1,375	1,083
5.456% due 07/25/2035 ~		12	12
6.000% due 08/25/2037		325	138
JP Morgan Resecuritization Trust
6.000% due 09/26/2036 ~(m)		849	656
6.488% due 03/21/2037 ~		210	205
6.500% due 04/26/2036 ~(m)		3,825	1,169
Lansdowne Mortgage Securities No. 1 PLC 2.474% due 06/15/2045 •	EUR	900	892
Lansdowne Mortgage Securities No. 2 PLC 2.340% due 09/16/2048 •(m)		4,213	4,739

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

Lavender Trust
6.000% due 11/26/2036 (m)	$5,383	5,219
6.250% due 10/26/2036 (m)	3,395	1,526
Lehman Mortgage Trust
5.739% due 04/25/2036 ~	165	103
6.000% due 08/25/2036	410	310
6.000% due 09/25/2036	323	145
6.000% due 01/25/2038	300	293
6.500% due 09/25/2037	3,133	1,158
7.250% due 09/25/2037 (m)	30,402	8,560
Lehman XS Trust
4.832% due 07/25/2037 •(m)	22,505	16,252
5.172% due 08/25/2047 •	184	166
5.272% due 07/25/2047 •(m)	3,349	3,145
LUX 6.841% due 08/15/2040 •	1,136	1,151
MASTR Adjustable Rate Mortgages Trust
4.024% due 10/25/2034 ~	153	140
4.952% due 05/25/2047 •(m)	6,289	5,249
MASTR Alternative Loan Trust
4.622% due 03/25/2036 •(m)	19,917	1,775
4.672% due 03/25/2036 •(m)	26,326	2,377
7.000% due 10/25/2047 (m)	10,521	4,123
Merrill Lynch Alternative Note Asset Trust 6.000% due 05/25/2037 (m)	2,126	1,627
Merrill Lynch Mortgage Investors Trust
4.440% due 03/25/2036 ~(m)	5,350	2,631
5.502% due 05/25/2036 ~(m)	804	759
MF1 Trust
6.970% due 12/15/2034 •	475	476
8.370% due 12/15/2034 •(m)	2,750	2,729
MFA Trust 4.039% due 04/25/2065 ~(m)	14,456	14,065
MFT Mortgage Trust 3.358% due 02/10/2042	556	456
Mill City Mortgage Loan Trust
0.000% due 08/25/2058 ~(a)	45,185	200
0.000% due 08/25/2058 ~	45,185	3
0.000% due 08/25/2059 ~(a)	28,898	557
0.000% due 11/25/2060 ~(a)	121,006	2,988
0.000% due 04/25/2066 ~(a)	65,817	299
0.000% due 04/25/2066 (a)	65,817	17
0.080% due 08/25/2059 ~(a)	25,581	136
2.386% due 11/25/2060 ~	3,865	2,138
3.095% due 04/25/2066 ~(m)	7,230	4,780
3.095% due 04/25/2066 ~	5,231	3,042
3.250% due 08/25/2058 ~(m)	2,759	1,996
3.250% due 08/25/2059 ~(m)	5,987	4,843
3.653% due 08/25/2058 ~(m)	2,759	1,818
3.653% due 08/25/2058 ~	2,682	1,487
3.853% due 08/25/2059 ~(m)	1,532	1,075
3.853% due 08/25/2059 ~	4,064	2,226
Morgan Stanley Capital I Trust
3.912% due 09/09/2032 (m)	25,312	23,020
5.215% due 12/15/2036 •(m)	6,246	4,808
5.298% due 11/15/2034 •	2,430	2,409
5.698% due 11/15/2034 •	12,300	12,072
5.765% due 12/15/2036 •	453	55
5.848% due 11/15/2034 •	6,000	5,833
6.509% due 12/15/2036 •(m)	18,590	391
6.648% due 11/15/2034 •(m)	6,183	5,956
8.460% due 12/15/2038 •(m)	18,000	15,566
9.359% due 12/15/2038 •(m)	19,500	16,924
Morgan Stanley Mortgage Loan Trust
4.582% due 01/25/2035 •	171	163
4.612% due 05/25/2036 •	138	24
4.643% due 05/25/2036 ~	1,254	475
5.252% due 07/25/2035 ~	387	315
5.750% due 12/25/2035	151	98
5.962% due 06/25/2036 ~	1,654	421
6.000% due 08/25/2037	136	43
6.218% due 01/25/2035 ~	134	118
Morgan Stanley Re-REMICS Trust
3.008% due 02/26/2037 •(m)	1,596	1,520
5.456% due 07/26/2035 ~(m)	3,864	3,799
5.805% due 09/26/2035 ~(m)	209	203
6.000% due 04/26/2036 (m)	5,529	5,575
7.306% due 03/26/2037 þ(m)	959	1,006
Morgan Stanley Resecuritization Trust 5.649% due 06/26/2035 ~(m)	8,901	6,528
Morgan Stanley Residential Mortgage Loan Trust
0.325% due 01/25/2070 ~(a)(m)	56,445	280
0.375% due 12/25/2068 ~(a)	188,142	600
1.358% due 01/25/2070 ~(a)(m)	56,445	2,138
1.560% due 12/25/2068 (a)(m)	188,142	8,764
7.141% due 01/25/2070 ~(m)	1,900	1,839

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

7.841% due 12/25/2068 ~(m)		4,006	3,880
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060 (m)		1,124	1,070
Mortgage Funding PLC 7.305% due 03/13/2046 •(m)	GBP	1,000	1,350
MRCD Mortgage Trust 4.250% due 12/15/2036 ~		$3,700	389
MSDB Trust 3.427% due 07/11/2039 ~(m)		34,438	33,020
MSSG Trust 3.865% due 09/13/2039 ~		3,780	3,316
Natixis Commercial Mortgage Securities Trust
3.047% due 08/15/2036		27,810	25,654
3.655% due 08/15/2036		1,775	1,599
4.193% due 04/10/2037 ~		5,880	3,165
4.544% due 08/15/2036 ~		900	347
New Orleans Hotel Trust
5.487% due 04/15/2032 •		6,425	6,348
5.787% due 04/15/2032 •(m)		1,200	1,178
6.237% due 04/15/2032 •(m)		13,642	13,373
New Residential Mortgage Loan Trust
0.250% due 09/25/2064 ~(a)		553,388	3,289
2.343% due 09/25/2064 ~(a)(m)		553,388	22,549
3.844% due 11/25/2059 ~(m)		8,300	4,919
7.642% due 09/25/2064 ~(m)		16,143	14,623
Newgate Funding PLC
3.264% due 12/15/2050 •(m)	EUR	916	1,049
3.514% due 12/15/2050 •(m)		1,750	1,911
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.592% due 10/25/2036 •(m)		$824	707
Nomura Resecuritization Trust 4.413% due 09/26/2035 ~(m)		2,980	2,633
NovaStar Mortgage Funding Trust 0.398% due 09/25/2046 •		91	84
NYO Commercial Mortgage Trust
5.360% due 11/15/2038 •(m)		2,000	1,995
5.810% due 12/15/2038 •(m)		2,200	2,187
PRET LLC 5.249% due 10/25/2055 «		8,100	8,096
PRETM Trust 0.000% due 04/25/2065 (h)		16,014	13,768
Prime Mortgage Trust
4.622% due 06/25/2036 •(m)		1,127	818
7.000% due 07/25/2034		27	26
PRPM LLC
5.503% due 08/25/2030 þ		3,189	3,196
5.729% due 07/25/2030 þ		985	986
6.255% due 05/25/2030 þ		932	934
RALI Trust
4.572% due 02/25/2037 •		250	221
4.632% due 07/25/2036 •(m)		7,571	2,435
4.652% due 05/25/2037 •(m)		5,839	5,504
4.692% due 06/25/2037 •(m)		576	516
5.153% due 01/25/2046 •(m)		2,526	1,972
5.500% due 04/25/2037		36	29
6.000% due 08/25/2035 (m)		471	420
6.000% due 12/25/2035 (m)		934	813
6.000% due 06/25/2036		120	98
6.000% due 09/25/2036 (m)		2,774	1,065
6.000% due 11/25/2036 (m)		1,194	953
6.000% due 01/25/2037		177	141
6.250% due 02/25/2037 (m)		1,752	1,460
6.500% due 09/25/2037 (m)		621	519
7.000% due 10/25/2037 (m)		3,906	3,132
RBSSP Resecuritization Trust
5.162% due 05/26/2037 ~(m)		2,747	1,437
5.231% due 09/26/2035 ~(m)		2,921	1,552
5.359% due 07/26/2045 ~(m)		8,117	8,093
6.000% due 03/26/2036 ~(m)		3,309	1,646
6.000% due 06/26/2037 ~		237	211
Regal Trust IV 4.433% due 09/29/2031 •		1	1
Residential Asset Mortgage Products Trust 8.000% due 05/25/2032		187	120
Residential Asset Securitization Trust
5.500% due 07/25/2035		550	318
6.000% due 08/25/2036		6,248	1,603
6.000% due 02/25/2037		167	64
6.000% due 03/25/2037		2,803	857
6.000% due 07/25/2037 (m)		6,206	2,260
6.250% due 08/25/2037		4,048	943
6.500% due 08/25/2036		10,264	2,850
6.750% due 08/25/2036		10,334	2,979
RFMSI Trust
5.720% due 07/27/2037 ~		88	70
5.850% due 11/25/2035		39	27

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

6.000% due 04/25/2037		318	245
6.000% due 06/25/2037		144	115
RiverView HECM Trust 4.110% due 05/25/2047 •		2,162	1,894
Seasoned Loans Structured Transaction Trust 6.080% due 09/25/2060 ~(m)		254,612	175,890
Sequoia Mortgage Trust
4.150% due 01/20/2038 ~		69	55
4.990% due 07/20/2036 •		70	13
5.239% due 02/20/2034 •		87	79
Sequoia Mortgage Trust 10 5.450% due 10/20/2027 •		50	43
Sequoia Mortgage Trust 9 6.265% due 09/20/2032 ~		138	135
SFO Commercial Mortgage Trust
5.414% due 05/15/2038 •(m)		18,150	18,034
5.764% due 05/15/2038 •(m)		2,120	2,103
6.064% due 05/15/2038 •(m)		1,760	1,744
SG Commercial Mortgage Securities Trust 4.660% due 02/15/2041 ~(m)		9,000	7,447
SMRT Commercial Mortgage Trust 6.851% due 01/15/2039 •(m)		30,200	29,966
Soho Trust
2.786% due 08/10/2038 ~(m)		16,930	13,470
2.786% due 08/10/2038 ~		3,500	2,477
STARM Mortgage Loan Trust 6.614% due 02/25/2037 ~(m)		709	655
Starwood Mortgage Residential Trust
3.935% due 11/25/2066 ~		100	78
3.935% due 11/25/2066 ~(m)		400	300
Starwood Mortgage Trust
7.415% due 04/15/2034 •(m)		13,424	13,329
8.415% due 04/15/2034 •(m)		6,612	6,598
Stratton Hawksmoor PLC
5.986% due 02/25/2053 •(m)	GBP	1,967	2,624
6.736% due 02/25/2053 •(m)		4,300	5,735
Stratton Mortgage Funding PLC
0.000% due 06/28/2050 (b)(h)		3,433	3,735
0.000% due 06/28/2050 (h)		0	473
0.000% due 06/20/2060 (b)(h)		3,784	4,083
0.000% due 06/20/2060 (h)		0	2,433
7.987% due 06/20/2060 •		378	526
8.987% due 06/28/2050 •		167	221
8.987% due 06/20/2060 •		378	537
Structured Adjustable Rate Mortgage Loan Trust
4.153% due 02/25/2037 ~(m)		$4,534	2,969
4.322% due 01/25/2036 ~		499	269
4.359% due 03/25/2036 ~(m)		21,309	12,037
4.587% due 08/25/2036 ~		2,256	533
4.826% due 04/25/2047 ~		990	373
Structured Asset Mortgage Investments II Trust
4.612% due 03/25/2037 •		675	60
4.652% due 07/25/2046 •(m)		7,513	5,294
4.692% due 05/25/2036 •(m)		1,293	912
4.692% due 08/25/2036 •(m)		635	528
4.732% due 05/25/2045 •		44	42
4.741% due 02/25/2036 ~		2,610	1,130
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 5.114% due 01/25/2034 ~		57	56
Suntrust Alternative Loan Trust 2.878% due 04/25/2036 •(a)		3,885	594
TBW Mortgage-Backed Trust
6.000% due 07/25/2036		204	66
6.500% due 07/25/2036		18,349	3,804
TDA 27 FTA 2.170% due 12/28/2050 •(m)	EUR	4,421	4,704
TDA 28 FTA 2.148% due 10/28/2050 •(m)		6,716	4,399
Towd Point Mortgage Trust
0.000% due 12/25/2058 (a)		$503,079	0
0.000% due 12/25/2058 (b)(h)		46,177	5,975
0.000% due 10/25/2059 (a)(k)		315,271	0
0.000% due 01/25/2060 (a)		63,850	589
3.869% due 10/25/2059 ~		16,263	8,448
4.000% due 01/25/2060 ~		618	566
4.500% due 10/25/2059 ~		4,984	4,256
4.545% due 01/25/2060 ~		3,097	2,324
VASA Trust
5.165% due 07/15/2039 •(m)		1,000	980
8.165% due 07/15/2039 •(m)		4,435	3,493
Verus Securitization Trust
0.305% due 05/25/2065 ~(a)		414,593	2,678
0.963% due 05/25/2065 ~(a)		414,593	15,064
6.400% due 05/25/2065 ~		9,662	8,930
7.782% due 06/25/2069 ~		1,000	1,003

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

VNDO Trust 4.033% due 01/10/2035 ~(m)		4,814	4,637
WaMu Mortgage Pass-Through Certificates Trust
3.825% due 03/25/2037 ~		202	170
4.037% due 06/25/2037 ~(m)		535	471
4.046% due 03/25/2037 ~(m)		1,295	1,157
4.099% due 11/25/2036 ~		76	67
4.108% due 02/25/2037 ~(m)		1,269	1,092
4.128% due 07/25/2037 ~(m)		804	648
4.197% due 07/25/2037 ~		426	391
4.554% due 08/25/2036 ~(m)		788	734
4.812% due 07/25/2045 •		77	74
4.903% due 06/25/2047 •		1,140	953
4.951% due 07/25/2047 •		335	290
4.963% due 07/25/2047 •(m)		9,436	8,000
5.033% due 10/25/2046 •		180	157
5.112% due 06/25/2044 •		63	63
5.113% due 09/25/2046 •(m)		2,177	1,847
5.201% due 07/25/2046 •(m)		1,978	1,808
5.781% due 03/25/2033 ~		19	18
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (h)	GBP	0	1,913
6.636% due 12/21/2049 •		646	866
7.136% due 12/21/2049 •		646	859
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.752% due 01/25/2047 •(m)		$6,347	5,745
4.872% due 07/25/2036 •(m)		2,721	1,995
5.003% due 10/25/2046 •		225	197
5.123% due 06/25/2046 •(m)		4,430	2,469
5.750% due 11/25/2035 (m)		667	643
6.000% due 04/25/2037 (m)		1,054	946
6.467% due 05/25/2036 þ(m)		2,923	2,586
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 3.725% due 06/25/2033 ~		59	55
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037		149	131
6.443% due 07/25/2037 ~(m)		1,072	997
6.500% due 07/25/2037 (m)		2,510	2,204
Wells Fargo Commercial Mortgage Trust 5.575% due 09/15/2040 ~		500	504
Wells Fargo Mortgage Loan Trust
4.245% due 03/27/2037 ~(m)		2,952	1,621
6.085% due 04/27/2036 ~(m)		2,292	2,170
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/2037		42	39
6.470% due 09/25/2036 ~		3	3
6.502% due 10/25/2036 ~		3	3
Worldwide Plaza Trust 3.715% due 11/10/2036 ~		8,000	897
WSTN Trust
0.341% due 07/05/2037 ~(a)		515,000	1,945
7.958% due 07/05/2037 ~(m)		11,200	11,395
8.748% due 07/05/2037 ~(m)		11,200	11,279
10.174% due 07/05/2037 ~(m)		16,010	16,251

Total Non-Agency Mortgage-Backed Securities (Cost $2,580,222)			2,455,657

ASSET-BACKED SECURITIES 17.0%
AUTOMOBILE ABS OTHER 0.3%
Ally Bank Auto Credit-Linked Notes 11.395% due 09/15/2032		592	605
Exeter Automobile Receivables Trust
0.000% due 07/15/2033 «(h)		27	12,290
0.000% due 12/15/2033 «(h)		25	1,425
Flagship Credit Auto Trust
0.000% due 12/15/2027 «(h)		9	405
0.000% due 06/15/2029 «(h)		3	0
Huntington Bank Auto Credit-Linked Notes
8.389% due 10/20/2032 •		444	449
11.889% due 10/20/2032 •		518	524
Santander Bank Auto Credit-Linked Notes
7.762% due 06/15/2032		1,040	1,052
10.171% due 06/15/2032		2,226	2,273
13.030% due 06/15/2032		1,932	1,978
SBNA Auto Receivables Trust 8.710% due 06/15/2033		900	918

			21,919

AUTOMOBILE SEQUENTIAL 0.3%
CPS Auto Securitization Trust 11.000% due 06/16/2032 «		17,003	17,294

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

HOME EQUITY OTHER 9.2%
Aames Mortgage Investment Trust 5.187% due 10/25/2035 •(m)	2,200	2,090
ABFC Trust
4.832% due 10/25/2033 •	132	130
5.217% due 07/25/2034 •(m)	264	264
5.247% due 06/25/2035 •(m)	3,334	3,167
5.322% due 03/25/2034 •	387	380
5.322% due 03/25/2035 •(m)	246	218
5.442% due 03/25/2035 •	415	317
ACE Securities Corp. Home Equity Loan Trust
4.492% due 12/25/2036 •(m)	20,570	5,166
4.977% due 05/25/2035 •(m)	187	186
5.232% due 08/25/2035 •(m)	5,097	4,304
5.262% due 05/25/2035 •(m)	887	715
5.367% due 07/25/2035 •(m)	17,938	17,348
Aegis Asset-Backed Securities Trust
4.992% due 08/25/2035 •	145	143
5.232% due 08/25/2035 •	2,225	352
5.247% due 06/25/2035 •	3,000	906
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 6.372% due 09/25/2034 •(m)	740	729
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.267% due 09/25/2032 •(m)	1,148	1,042
5.142% due 11/25/2035 •(m)	4,300	4,041
5.187% due 09/25/2035 •(m)	1,557	1,541
5.217% due 07/25/2035 •(m)	82	81
5.217% due 11/25/2035 •(m)	1,200	1,048
5.217% due 01/25/2036 •(m)	3,996	3,738
5.247% due 05/25/2035 •(m)	862	838
5.292% due 01/25/2036 •(m)	3,900	3,450
5.997% due 05/25/2034 •	126	124
5.997% due 08/25/2035 •(m)	6,362	6,205
7.122% due 08/25/2032 •	136	138
Argent Securities Trust
4.422% due 09/25/2036 •(m)	7,235	2,334
4.472% due 06/25/2036 •(m)	6,310	1,721
4.512% due 04/25/2036 •	982	308
4.572% due 06/25/2036 •	3,552	969
4.652% due 03/25/2036 •(m)	9,569	5,364
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.962% due 11/25/2035 •(m)	14,851	13,233
4.962% due 01/25/2036 •(m)	1,089	1,171
5.032% due 02/25/2036 •(m)	19,112	15,588
Asset-Backed Securities Corp. Home Equity Loan Trust
4.270% due 11/25/2035 •(m)	2,439	2,378
5.277% due 04/25/2035 •	63	70
5.292% due 05/25/2035 •(m)	829	820
5.352% due 04/25/2035 •(m)	900	829
Bear Stearns Asset-Backed Securities I Trust
2.709% due 09/25/2034 •	68	68
4.552% due 12/25/2036 •(m)	7,430	7,560
4.808% due 04/25/2035 •(m)	1,284	1,289
5.201% due 12/25/2035 •(m)	2,869	2,817
5.292% due 10/25/2035 •(m)	457	457
Carrington Mortgage Loan Trust
4.352% due 03/25/2035 •	525	403
4.692% due 12/26/2036 •(m)	13,201	11,618
CIT Mortgage Loan Trust 6.897% due 10/25/2037 •	15,000	14,890
Citigroup Mortgage Loan Trust, Inc.
4.472% due 05/25/2037 •	390	265
4.572% due 12/25/2036 •(m)	16,075	6,045
4.592% due 09/25/2036 •(m)	9,610	7,434
4.592% due 12/25/2036 •(m)	10,346	5,829
4.712% due 12/25/2036 •(m)	11,778	4,442
5.247% due 10/25/2035 •(m)	2,298	1,613
Countrywide Asset-Backed Certificates
4.552% due 03/25/2037 •(m)	9,726	8,951
4.662% due 01/25/2046 •(m)	36,059	29,260
4.952% due 12/25/2036 •	252	209
5.172% due 03/25/2047 •(m)	860	678
5.262% due 05/25/2035 •	125	124
5.367% due 05/25/2035 •	430	424
5.372% due 05/25/2047 •(m)	4,223	3,576
Countrywide Asset-Backed Certificates Trust
4.366% due 10/25/2032 ~(m)	0	328
4.489% due 05/25/2036 •	820	641
4.672% due 06/25/2037 •(m)	15,909	16,059
4.752% due 03/25/2036 •(m)	12,305	11,271
4.752% due 05/25/2036 •(m)	3,395	2,928
4.772% due 11/25/2047 •(m)	3,497	3,151
4.857% due 04/25/2036 •(m)	8,762	8,356
5.382% due 08/25/2035 •(m)	799	792

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

5.442% due 04/25/2036 •(m)	3,913	3,503
6.297% due 11/25/2035 •(m)	6,296	4,570
6.867% due 09/25/2046 þ(m)	6,151	4,430
Credit Suisse First Boston Mortgage Securities Corp. 5.322% due 02/25/2031 •(m)	610	597
EMC Mortgage Loan Trust 7.647% due 04/25/2042 •(m)	1,665	1,639
Encore Credit Receivables Trust
4.962% due 07/25/2035 •	244	239
5.007% due 07/25/2035 •	270	253
5.322% due 07/25/2035 •	697	585
FBR Securitization Trust
5.202% due 09/25/2035 •(m)	6,500	5,862
5.247% due 11/25/2035 •	3,644	2,108
Fieldstone Mortgage Investment Trust 4.612% due 07/25/2036 •(m)	3,848	2,092
Fremont Home Loan Trust
4.422% due 01/25/2037 •(m)	2,666	1,234
4.752% due 02/25/2037 •	1,069	332
4.947% due 01/25/2036 •(m)	4,700	3,937
5.232% due 04/25/2035 •(m)	4,300	3,745
5.337% due 06/25/2035 •	1,185	1,173
GMACM Home Equity Loan Trust 6.749% due 12/25/2037 þ(m)	471	465
GS Mortgage-Backed Securities Trust
3.770% due 09/25/2055 ~(a)	281,668	21,094
9.245% due 09/25/2055 ~	8,591	8,591
GSAMP Trust
4.332% due 01/25/2037 •(m)	2,357	1,447
4.362% due 01/25/2037 •	703	432
4.412% due 12/25/2036 •	739	395
4.522% due 12/25/2036 •(m)	3,448	1,707
4.592% due 04/25/2036 •	387	260
4.672% due 11/25/2036 •(m)	3,080	1,439
4.812% due 04/25/2036 •(m)	13,792	9,359
5.922% due 10/25/2034 •	97	99
Home Equity Mortgage Loan Asset-Backed Trust
4.432% due 11/25/2036 •(m)	2,397	2,197
4.512% due 04/25/2037 •(m)	15,138	10,295
4.592% due 04/25/2037 •(m)	2,119	1,885
4.684% due 12/25/2031 þ	452	292
4.977% due 03/25/2036 •	1,026	827
HSI Asset Securitization Corp. Trust
4.462% due 01/25/2037 •(m)	25,824	18,523
4.492% due 12/25/2036 •	19,086	4,754
4.592% due 10/25/2036 •(m)	6,224	2,234
4.612% due 12/25/2036 •(m)	11,691	2,783
IXIS Real Estate Capital Trust 5.247% due 09/25/2035 •(m)	1,423	1,519
JP Morgan Mortgage Acquisition Corp. 5.172% due 09/25/2035 •(m)	2,300	2,089
JP Morgan Mortgage Acquisition Trust
4.432% due 08/25/2036 •	5	2
4.572% due 07/25/2036 •(m)	2,476	1,150
4.592% due 07/25/2036 •	920	254
5.462% due 09/25/2029 þ(m)	2,266	1,363
5.888% due 10/25/2036 þ(m)	6,209	3,732
Lehman ABS Mortgage Loan Trust 4.362% due 06/25/2037 •(m)	3,135	2,091
Long Beach Mortgage Loan Trust
4.652% due 02/25/2036 •(m)	16,192	14,285
4.812% due 05/25/2046 •(m)	7,676	2,279
4.977% due 11/25/2035 •(m)	48,673	47,135
5.187% due 08/25/2035 •(m)	3,400	3,113
5.397% due 04/25/2035 •(m)	6,500	6,363
MASTR Asset-Backed Securities Trust
4.492% due 08/25/2036 •(m)	2,507	887
4.572% due 03/25/2036 •(m)	4,540	2,718
4.612% due 06/25/2036 •(m)	3,319	3,090
4.632% due 02/25/2036 •(m)	5,751	2,097
4.752% due 06/25/2036 •	2,449	834
4.812% due 12/25/2035 •(m)	13,634	11,450
4.842% due 01/25/2036 •	103	103
5.172% due 10/25/2035 •(m)	1,553	1,442
5.247% due 05/25/2035 •	139	149
5.277% due 03/25/2035 •	1,366	1,366
5.292% due 03/25/2035 •	763	611
5.322% due 05/25/2035 •(m)	1,200	1,198
5.352% due 03/25/2035 •	1,707	1,576
Merrill Lynch Mortgage Investors Trust
5.217% due 02/25/2036 •	529	531
5.307% due 02/25/2036 •	180	174
Morgan Stanley ABS Capital I, Inc. Trust
4.342% due 10/25/2036 •	2,010	884
4.372% due 11/25/2036 •	1,078	635
4.392% due 09/25/2036 •	3,087	1,065

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

4.412% due 10/25/2036 •(m)	6,784	2,983
4.422% due 11/25/2036 •(m)	11,755	6,932
4.492% due 10/25/2036 •(m)	3,269	1,438
4.572% due 06/25/2036 •(m)	4,201	2,107
4.572% due 06/25/2036 •	424	373
4.572% due 09/25/2036 •(m)	6,203	2,139
4.602% due 02/25/2037 •(m)	4,114	1,817
5.307% due 01/25/2035 •(m)	6,379	5,907
5.307% due 03/25/2035 •(m)	859	780
5.367% due 01/25/2035 •(m)	927	808
Morgan Stanley Capital I, Inc. Trust 4.632% due 03/25/2036 •	9	8
Morgan Stanley Home Equity Loan Trust 4.502% due 04/25/2037 •(m)	19,562	10,168
New Century Home Equity Loan Trust
4.917% due 12/25/2035 •(m)	941	910
4.947% due 12/25/2035 •(m)	2,195	1,927
5.052% due 03/25/2035 •(m)	525	524
5.217% due 06/25/2035 •(m)	427	453
5.247% due 06/25/2035 •(m)	1,067	1,057
5.292% due 06/25/2035 •(m)	1,342	1,338
5.397% due 03/25/2035 •(m)	813	806
7.272% due 01/25/2033 •	169	148
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.832% due 07/25/2036 •(m)	3,500	3,009
4.932% due 10/25/2036 •	4,047	734
5.187% due 05/25/2035 •(m)	1,980	1,559
NovaStar Mortgage Funding Trust 4.612% due 11/25/2036 •	999	309
Option One Mortgage Loan Trust
4.402% due 07/25/2037 •(m)	18,161	11,879
4.552% due 01/25/2037 •	233	151
4.552% due 01/25/2037 •(m)	6,964	4,092
4.602% due 04/25/2037 •(m)	1,858	912
4.712% due 01/25/2037 •	1,420	835
4.772% due 03/25/2037 •	454	225
5.662% due 01/25/2037 þ	1	1
Ownit Mortgage Loan Trust
3.150% due 10/25/2035 þ(m)	3,180	1,789
5.172% due 10/25/2036 •	2,412	2,388
Park Place Securities, Inc. 5.217% due 09/25/2035 •(m)	2,200	1,970
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.992% due 05/25/2035 •(m)	120	120
5.247% due 07/25/2035 •(m)	1,600	1,382
6.147% due 10/25/2034 •(m)	1,195	1,073
People's Choice Home Loan Securities Trust 5.247% due 05/25/2035 •(m)	900	616
RAAC Trust 6.897% due 05/25/2046 •(m)	17,151	17,017
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ	3,152	808
Residential Asset Mortgage Products Trust
5.022% due 04/25/2034 •(m)	830	834
5.142% due 04/25/2034 •(m)	248	250
5.847% due 04/25/2034 •(m)	993	997
6.252% due 04/25/2034 •(m)	1,738	1,827
Residential Asset Securities Corporation Trust
4.532% due 11/25/2036 •(m)	3,575	3,335
4.612% due 10/25/2036 •(m)	2,050	1,906
4.752% due 08/25/2036 •(m)	7,585	6,742
4.767% due 04/25/2036 •(m)	6,177	5,335
4.932% due 12/25/2035 •(m)	5,772	5,095
5.217% due 12/25/2035 •(m)	1,786	1,372
Saxon Asset Securities Trust
1.209% due 11/25/2035 •(m)	7,747	5,849
4.579% due 03/25/2035 •(m)	5,096	2,860
Securitized Asset-Backed Receivables LLC Trust
4.552% due 07/25/2036 •	2,138	1,840
4.592% due 07/25/2036 •	2,547	841
4.732% due 02/25/2037 •	207	93
4.947% due 01/25/2035 •	5	5
Soundview Home Loan Trust
4.422% due 06/25/2037 •(m)	2,707	1,807
4.552% due 06/25/2037 •(m)	4,907	3,276
4.632% due 02/25/2037 •(m)	6,680	1,787
4.792% due 02/25/2037 •(m)	7,752	2,083
5.202% due 11/25/2035 •(m)	3	3
5.222% due 10/25/2037 •(m)	3,521	2,731
5.247% due 11/25/2035 •(m)	1,134	1,124
5.372% due 09/25/2037 •(m)	1,368	1,155
Structured Asset Securities Corp. 10.272% due 05/25/2032 •(m)	3,788	3,493
UCFC Home Equity Loan Trust 7.750% due 04/15/2030 ~	252	255

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

Wells Fargo Home Equity Asset-Backed Securities Trust 4.677% due 01/25/2037 •(m)	9,625	9,796

		656,669

HOME EQUITY SEQUENTIAL 0.0%
Structured Asset Securities Corp. Mortgage Loan Trust 6.072% due 08/25/2037 •	7	8

MANUFACTURING HOUSE ABS OTHER 0.3%
Access Financial Manufactured Housing Contract Trust 7.650% due 05/15/2049	200	1
Conseco Finance Securitizations Corp.
8.060% due 09/01/2029 ~	2,914	380
9.163% due 03/01/2033 ~	7,684	7,785
9.546% due 12/01/2033 ~	4,497	4,429
GreenPoint Manufactured Housing 9.230% due 12/15/2029 ~	3,850	3,887
Mid-State Capital Corp. Trust 6.742% due 10/15/2040 (m)	1,678	1,704
Oakwood Mortgage Investors, Inc. 8.490% due 10/15/2030	1,133	1,113

		19,299

MANUFACTURING HOUSE SEQUENTIAL 0.1%
BCMSC Trust 7.830% due 06/15/2030 ~	3,549	239
Conseco Finance Corp.
6.530% due 02/01/2031 ~	268	243
7.060% due 02/01/2031 ~	1,164	1,075
7.500% due 03/01/2030 ~	5,892	1,566
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031 þ	168	171
7.960% due 05/01/2031	1,457	279
8.260% due 12/01/2030 ~	4,584	771
8.850% due 12/01/2030 ~	5,630	677
Oakwood Mortgage Investors, Inc. 7.840% due 11/15/2029 ~	473	479

		5,500

WHOLE LOAN COLLATERAL 1.1%
Bear Stearns Asset-Backed Securities I Trust
6.000% due 12/25/2035	228	123
6.500% due 03/25/2037 þ(m)	8,792	8,024
Bear Stearns Asset-Backed Securities Trust
4.938% due 10/25/2036 ~	107	83
5.037% due 07/25/2036 ~	5	5
5.125% due 10/25/2036 ~	2,323	1,008
Citigroup Mortgage Loan Trust, Inc.
4.972% due 11/25/2046 •(m)	4,267	3,584
6.352% due 05/25/2036 þ	343	123
6.423% due 03/25/2036 þ	1,291	610
6.851% due 05/25/2036 þ	1,994	716
Countrywide Asset-Backed Certificates 4.752% due 04/25/2036 •	292	266
First Franklin Mortgage Loan Trust
4.842% due 02/25/2036 •(m)	5,382	5,085
5.217% due 09/25/2035 •(m)	5,835	5,420
5.247% due 05/25/2036 •(m)	13,671	12,449
5.322% due 03/25/2035 •(m)	2,101	1,989
GSAMP Trust 6.147% due 06/25/2034 •(m)	1,253	1,175
Lehman XS Trust
4.247% due 05/25/2037 ~(m)	5,493	4,696
6.670% due 06/24/2046 þ	141	159
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.322% due 04/25/2035 •(m)	468	467
PRET LLC
5.391% due 08/25/2055 þ	1,680	1,682
5.657% due 08/25/2055 þ	978	982
5.732% due 08/25/2055 þ	969	972
5.744% due 06/25/2055 þ	1,441	1,449
6.170% due 07/25/2051 þ	2,177	2,177
7.844% due 07/25/2051 þ	3,023	3,026
8.967% due 09/25/2051 þ	4,236	4,241
Residential Asset Mortgage Products Trust 4.701% due 08/25/2033 •	265	264
Securitized Asset-Backed Receivables LLC Trust
4.772% due 05/25/2036 •(m)	13,853	7,498
4.872% due 11/25/2035 •(m)	8,710	7,486
4.932% due 08/25/2035 •(m)	1,240	944
5.247% due 12/25/2034 •(m)	475	411

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

Specialty Underwriting & Residential Finance Trust
3.687% due 02/25/2037 þ		2,313	750
4.004% due 06/25/2037 •(m)		2,804	1,411
4.972% due 03/25/2037 •		257	133

			79,408

OTHER ABS 5.7%
ABSLT DE LLC 12.840% due 05/20/2033 «~		57,200	58,132
Acacia CDO 5 Ltd. 8.350% due 11/08/2039 •		8,674	1,915
Adagio VI CLO DAC 0.000% due 04/30/2031 ~	EUR	1,343	365
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ(m)		$867	832
Apex Credit CLO LLC 0.000% due 10/20/2034 ~		20,050	10,300
C-BASS CBO XVI Corp. 7.750% due 09/06/2041 •		98,373	501
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		2,900	419
CIFC Funding Ltd. 0.000% due 04/24/2030 ~		3,390	564
College Avenue Student Loans Trust
0.000% due 06/25/2054 «(h)		21	11,306
6.610% due 06/25/2054		2,647	2,747
8.660% due 06/25/2054		3,811	4,072
Cologix Canadian Issuer LP 7.740% due 01/25/2052	CAD	2,000	1,404
Cork Street CLO DAC 0.000% due 11/27/2028 ~	EUR	1,401	193
Coronado CDO Ltd.
5.922% due 09/04/2038 •		$22,515	6,538
6.000% due 09/04/2038		3,567	1,170
Deutsche Bank AG 0.000% due 01/21/2035 «•		18,900	18,900
Dryden 123 CLO Ltd. 0.000% due 04/15/2038 ~		8,400	7,862
Duke Funding VI Ltd. 8.000% due 04/08/2039 •		7,546	595
ECAF I Ltd.
3.473% due 06/15/2040		522	452
4.947% due 06/15/2040		3,454	3,117
Euromax V ABS PLC 2.343% due 11/10/2095 •	EUR	2,616	2,997
FAB U.K. Ltd. 0.000% due 12/06/2045 ~	GBP	15,806	4,143
FREED ABS Trust 0.000% due 09/20/2027 «(h)		$10	3
Glacier Funding CDO III Ltd. 7.770% due 08/04/2035 •		31,282	2,504
GreenSky Home Improvement Issuer Trust 8.750% due 10/27/2059		500	518
Hillcrest CDO I Ltd. 4.731% due 12/10/2039 •		32,573	5,665
Hout Bay Corp.
4.716% due 07/05/2041 •		109,166	17,773
4.916% due 07/05/2041 •		4,871	5
5.046% due 07/05/2041 ^•(e)		1,690	0
KGS-Alpha SBA COOF Trust 1.058% due 04/25/2038 «~(a)		497	10
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042 (m)		2,024	1,974
LendingPoint Asset Securitization Trust 5.990% due 10/15/2029		506	503
LendingPoint Pass-Through Trust
0.000% due 03/15/2028 «(h)		1,400	161
0.000% due 04/15/2028 «(h)		1,700	243
Madison Park Funding XXIII Ltd. 0.000% due 07/27/2047 ~		5,600	1,712
Man GLG U.S. CLO Ltd. 0.000% due 07/15/2034 ~		6,450	3,391
Marble Point CLO XXIII Ltd. 0.000% due 01/22/2052 ~		17,150	7,156
Margate Funding Ltd.
7.830% due 12/04/2044 •		14,352	2,612
8.100% due 12/04/2044 ^•(e)		14,026	0
Marlette Funding Trust
0.000% due 07/16/2029 «(h)		16	1
0.000% due 09/17/2029 «(h)		35	3
0.000% due 03/15/2030 «(h)		33	49
0.000% due 09/16/2030 «(h)		9	142
National Collegiate V Commutation Trust 0.000% due 03/25/2038 •(m)		135,030	20,023

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

OCP CLO Ltd. 0.000% due 07/20/2037 ~		11	3,519
Pagaya AI Debt Grantor Trust
0.000% due 04/15/2032 «~		700	383
5.617% due 04/15/2032 «		779	781
5.823% due 04/15/2032 «		450	451
6.261% due 04/15/2032 «		470	471
10.273% due 04/15/2032 «		580	567
Pagaya AI Debt Selection Trust 3.270% due 05/15/2029		277	273
Palisades CDO Ltd. 8.450% due 07/22/2039 •		6,540	2,471
Putnam Structured Product Funding Ltd. 5.665% due 10/15/2038 •		689	368
Reach ABS Trust 7.750% due 08/16/2032		500	513
Rockford Tower CLO Ltd.
0.000% due 10/15/2029 ~		11,667	2,330
0.000% due 10/20/2030 ~		4,967	743
0.000% due 10/20/2031 ~		4,967	642
0.000% due 04/20/2034 ~		22,000	8,330
Segovia European CLO DAC 0.000% due 04/15/2035 ~	EUR	1,400	506
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(h)		$36	12,337
SLM Student Loan Trust 0.000% due 01/25/2042 «(h)		31	5,795
SMB Private Education Loan Trust
0.000% due 10/15/2048 «(h)		8	1,851
0.000% due 09/15/2054 «(h)		34,396	40,329
0.000% due 11/16/2054 «(h)		5	4,441
0.000% due 02/16/2055 «(h)		9	9,642
Soloso CDO Ltd. 4.867% due 10/07/2037 •		17,418	14,196
South Coast Funding V Ltd. 5.566% due 08/06/2039 •		3,678	1,158
South Coast Funding VII Ltd.
0.454% due 01/06/2041 •		168,577	31,159
0.644% due 01/06/2041 •		10,259	1
0.794% due 01/06/2041 •		2,565	0
Start II Ltd. 4.089% due 03/15/2044 (m)		461	458
Stream Innovations Issuer Trust 6.270% due 07/15/2044		334	348
Taberna Preferred Funding V Ltd. 4.963% due 08/05/2036 •		11,894	10,823
Talon Funding Ltd. 7.990% due 06/05/2035 •		676	109
Tropic CDO V Ltd. 4.899% due 07/15/2036 •		3,297	3,174
Verde CDO Ltd. 4.770% due 10/05/2045 •		240,688	45,954

			407,095

Total Asset-Backed Securities (Cost $1,719,201)			1,207,192

SOVEREIGN ISSUES 5.3%
Argentina Bonar Bonds
0.750% due 07/09/2030 þ(m)		25,350	12,986
4.125% due 07/09/2035 þ		21,344	10,040
Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		400	271
1.000% due 07/09/2029 (m)		4,241	3,079
3.500% due 07/09/2041 þ(m)		17,060	8,311
4.125% due 07/09/2035 þ(m)		14,400	7,591
4.125% due 07/09/2046 þ		220	115
5.000% due 01/09/2038 þ(m)		76,360	43,067
Avenir Issuer IV Ireland DAC 6.000% due 10/25/2027		6,938	6,696
Dominican Republic International Bonds
10.500% due 03/15/2037 (m)	DOP	3,584,000	61,730
10.750% due 06/01/2036		76,600	1,335
Ecuador Government International Bonds
0.000% due 07/31/2030 (h)(m)		$11,400	8,803
6.900% due 07/31/2030 þ(m)		17,686	15,758
Egypt Government International Bonds 6.375% due 04/11/2031 (m)	EUR	13,100	14,774
El Salvador Government International Bonds 9.250% due 04/17/2030 (m)		$13,500	14,766
Ghana Government International Bonds
0.000% due 07/03/2026 (h)(m)		182	176
0.000% due 01/03/2030 (h)(m)		548	471
5.000% due 07/03/2029 þ(m)		2,756	2,690
5.000% due 07/03/2035 þ(m)		3,963	3,350

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

Peru Government Bonds
5.350% due 08/12/2040	PEN	100	26
6.150% due 08/12/2032		5	1
Peru Government International Bonds
5.400% due 08/12/2034		1	0
6.900% due 08/12/2037		15	4
6.950% due 08/12/2031		4	1
Romania Government International Bonds
5.125% due 09/24/2031	EUR	3,090	3,624
5.250% due 05/30/2032		200	235
5.375% due 03/22/2031 (m)		2,620	3,135
5.625% due 02/22/2036 (m)		860	983
5.625% due 05/30/2037		3,200	3,597
5.875% due 07/11/2032		21,200	25,504
6.250% due 09/10/2034		53,000	64,216
6.375% due 09/18/2033 (m)		2,600	3,205
Russia Foreign Bonds - Eurobond
5.100% due 03/28/2035 «		$600	0
5.625% due 04/04/2042		10,200	7,140
5.875% due 09/16/2043		200	137
Turkiye Government Bonds
40.854% (BISTREFI) due 09/06/2028 ~	TRY	1,484,300	34,808
42.493% (BISTREFI) due 05/20/2026 ~		1,700	41
42.493% (BISTREFI) due 08/19/2026 ~		1,300	32
42.493% (BISTREFI) due 05/17/2028 ~		276,200	6,537
Ukraine Government International Bonds
0.000% due 02/01/2030 þ(i)		$605	319
0.000% due 02/01/2034 þ(i)		2,262	942
0.000% due 02/01/2035 þ(i)		1,912	932
0.000% due 02/01/2036 þ(i)		1,593	775
4.500% due 02/01/2034 þ		3,223	1,810
4.500% due 02/01/2035 þ		3,879	2,143
4.500% due 02/01/2036 þ		3,980	2,169
Venezuela Government International Bonds 9.250% due 09/15/2027 ^(e)		734	179

Total Sovereign Issues (Cost $368,426)			378,504

		SHARES
COMMON STOCKS 1.8%
COMMUNICATION SERVICES 0.6%
Clear Channel Outdoor Holdings, Inc. (f)		4,853,248	7,668
iHeartMedia, Inc. Class A (f)		2,021,190	5,801
Promotora de Informaciones SA Class A (f)		4,079,279	1,763
SES SA «(f)		1,755,353	20,890
Uniti Group, Inc. (f)		959,341	5,871

			41,993

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (f)		2	0
Desarrolladora Homex SAB de CV «(f)		719,113	0
West Marine «(f)(k)		43,000	272

			272

CONSUMER STAPLES 0.0%
Steinhoff International Holdings NV «(f)(k)		299,163,217	0

FINANCIALS 1.1%
Banca Monte dei Paschi di Siena SpA		6,139,000	54,344
Corestate Capital Holding SA «(f)(k)		843,935	0
Intelsat SA «(f)(k)		1,755,353	0
MNSN Holdings, Inc. (f)(k)		25,645	1,539
UBS Group AG		12,342	504
Unity Bancorp, Inc. «(f)		3,783,475	21,267
XBP Global Holdings, Inc. (f)		53,987	44

			77,698

INDUSTRIALS 0.1%
Foresea Holdings SA «		263,557	5,710
Mcdermott International Ltd. (f)		4,683	93
Westmoreland Mining Holdings «(f)(k)		238,883	90

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

Westmoreland Mining LLC «(f)(k)		240,987	271

			6,164

Total Common Stocks (Cost $193,115)			126,127

WARRANTS 0.1%
CONSUMER DISCRETIONARY 0.0%
West Marine - Exp. 09/11/2028 «		5,580	0

FINANCIALS 0.1%
Windstream Holdings II LLC - Exp. 10/25/2059 «		737,041	4,136

Total Warrants (Cost $4,490)			4,136

PREFERRED SECURITIES 2.3%
BANKING & FINANCE 0.9%
ADLER Group SA «		10,224,514	0
AGFC Capital Trust I 6.329% (US0003M + 1.750%) due 01/15/2067 ~(m)		35,500,000	23,999
American AgCredit Corp. 5.250% due 06/15/2026 •(j)(m)		10,000,000	9,877
Capital Farm Credit ACA 5.000% due 03/15/2026 •(j)(m)		4,300,000	4,270
Compeer Financial ACA 4.875% due 08/15/2026 •(j)(m)		1,900,000	1,858
Windstream Holdings II LLC 11.000% «(f)		24,136	24,137

			64,141

INDUSTRIALS 1.4%
Atlas Re Ltd. «		528	56,139
Clover Holdings, Inc. 0.000% «(k)		157,800	3,103
OCP CLO Ltd. 0.000% due 04/26/2036 ~		4,645	1,881
SVB Financial Trust
0.000% due 11/07/2032 (h)		167,720	20
11.000% due 11/07/2032		29,233	15,932
Syniverse Holdings, Inc. 12.500% «(k)		22,170,889	21,616

			98,691

Total Preferred Securities (Cost $161,505)			162,832

REAL ESTATE INVESTMENT TRUSTS 0.3%
REAL ESTATE 0.3%
VICI Properties, Inc.		711,293	23,195

Total Real Estate Investment Trusts (Cost $8,657)			23,195

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.0%
REPURCHASE AGREEMENTS (l) 2.3%			166,689

NIGERIA TREASURY BILLS 0.1%
33.141% due 06/11/2026 - 06/12/2026 (g)(h)	NGN	6,754,900	4,007

U.S. TREASURY BILLS 0.6%
4.147% due 10/09/2025 - 01/27/2026 (g)(h)(p)		$38,766	38,525

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

Total Short-Term Instruments (Cost $208,840)		209,221

Total Investments in Securities (Cost $9,914,274)		8,972,352

	SHARES
INVESTMENTS IN AFFILIATES 14.1%
COMMON STOCKS 4.4%
AFFILIATED INVESTMENTS 4.4%
AmSurg Corp. «(k)	3,517,243	158,792
Incora New Equity «(k)	2,316,329	92,976
Market Garden «(k)	61,012,050	62,118
OI SA	24,221,572	2,412
Sierra Hamilton Holder LLC «(k)	30,337,712	3

		316,301

Total Common Stocks (Cost $328,186)		316,301

SHORT-TERM INSTRUMENTS 9.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.7%
PIMCO Short-Term Floating NAV Portfolio III	71,093,682	692,381

Total Short-Term Instruments (Cost $692,177)		692,381

Total Investments in Affiliates (Cost $1,020,363)		1,008,682

Total Investments 140.4% (Cost $10,934,637)		$9,981,034
Financial Derivative Instruments (n)(o) (0.2)%(Cost or Premiums, net $36,525)		(10,338)
Other Assets and Liabilities, net (40.2)%		(2,861,212)

Net Assets 100.0%		$7,109,484

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^					Security is in default.
	«					Security valued using significant unobservable inputs (Level 3).
	µ					All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

	þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
	(a)					Security is an Interest Only ("IO") or IO Strip.
	(b)					Principal only security.
	(c)					When-issued security.
	(d)					Payment in-kind security.
	(e)					Security is not accruing income as of the date of this report.
	(f)					Security did not produce income within the last twelve months.
	(g)					Coupon represents a weighted average yield to maturity.
	(h)					Zero coupon security.
	(i)					Security becomes interest bearing at a future date.
	(j)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
	(k)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

	AmSurg Corp.				11/02/2023 - 11/06/2023	$146,968	$158,792	2.24%
	Clover Holdings, Inc.				12/09/2024 - 03/10/2025	2,367	3,103	0.04
	Corestate Capital Holding SA				08/22/2023	0	0	0.00
	Incora New Equity				01/31/2025	112,516	92,975	1.31
	Incora Top Holdco LLC 6.000% due 01/30/2033				01/31/2025 - 08/01/2025	51,205	82,844	1.17
	Intelsat SA				09/05/2018 - 08/29/2025	53,057	0	0.00
	MNSN Holdings, Inc.				03/16/2023 - 03/29/2023	285	1,539	0.02
	Market Garden				03/13/2024	61,012	62,118	0.87
	Sierra Hamilton Holder LLC				07/31/2017	7,690	3	0.00
	Steinhoff International Holdings NV				06/30/2023 - 10/30/2023	0	0	0.00
	Syniverse Holdings, Inc.				05/12/2022 - 05/30/2025	21,864	21,616	0.30
	Towd Point Mortgage Trust 0.000% due 10/25/2059				05/28/2025	117	0	0.00
	Ubisoft Entertainment SA 3.561% due 12/22/2025				03/11/2025	5,927	6,389	0.10
	West Marine				09/12/2023	618	272	0.00
	Westmoreland Mining Holdings				12/08/2014 - 03/26/2019	6,949	90	0.00
	Westmoreland Mining LLC				06/30/2023	1,597	271	0.00

						$472,172	$430,012	6.05%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(l)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

JPS	4.220%	07/30/2024	TBD(2)	$166,689	U.S. Treasury Bonds 1.375% - 3.875% due 08/15/2040 - 11/15/2040	$(169,268)	$166,689	$175,775

Total Repurchase Agreements						$(169,268)	$166,689	$175,775

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)	Payable for Reverse Repurchase Agreements

BCY	4.500%	10/01/2025	10/01/2027		$(14,097)	$(14,097)
BNY	5.260	07/24/2025	01/23/2026		(83,478)	(84,339)
	5.260	08/01/2025	02/02/2026		(50,307)	(50,769)
	5.260	09/30/2025	03/27/2026		(18,273)	(18,276)
BOS	4.860	09/24/2025	01/23/2026		(14,689)	(14,703)
	5.160	09/24/2025	01/23/2026		(11,008)	(11,019)
	5.260	09/24/2025	01/23/2026		(3,046)	(3,050)
BPS	1.750	09/01/2025	TBD(4)	EUR	(1,050)	(1,234)
	3.800	09/19/2025	TBD(4)		$(1,060)	(1,061)
	4.380	09/19/2025	TBD(4)		(3,886)	(3,892)
	4.480	09/19/2025	TBD(4)		(12,567)	(12,586)
	4.550	09/24/2025	12/24/2025		(1,189)	(1,190)
	4.630	09/12/2025	12/12/2025		(900)	(902)
	4.660	09/12/2025	12/12/2025		(3,056)	(3,064)
	4.707	09/24/2025	01/26/2026	GBP	(7,656)	(10,305)
	4.870	07/14/2025	10/14/2025		$(19,695)	(19,905)
	4.910	08/13/2025	02/11/2026		(18,696)	(18,825)
	5.090	07/25/2025	01/22/2026		(4,905)	(4,953)
	5.240	07/25/2025	01/22/2026		(2,129)	(2,151)
	5.340	08/13/2025	02/11/2026		(1,219)	(1,228)
	5.370	07/25/2025	01/22/2026		(698)	(705)
	5.380	08/13/2025	02/11/2026		(3,986)	(4,016)
	5.390	07/25/2025	01/22/2026		(117,996)	(119,224)
	5.390	08/13/2025	02/11/2026		(29,036)	(29,256)
BRC	1.500	09/29/2025	TBD(4)	EUR	(2,689)	(3,157)
	2.080	07/07/2025	TBD(4)		(733)	(865)
	2.150	09/29/2025	TBD(4)		(3,737)	(4,388)
	3.974	10/01/2025	01/05/2026		$(334)	(334)
	4.080	09/19/2025	TBD(4)		(2,296)	(2,299)
	4.300	09/19/2025	TBD(4)		(3,901)	(3,906)
	4.350	09/19/2025	TBD(4)		(1,229)	(1,231)
	4.500	09/26/2025	09/18/2027		(15,559)	(15,568)
	4.590	09/22/2025	10/14/2025		(3,154)	(3,158)
	4.730	09/17/2025	12/17/2025		(19,440)	(19,475)
	4.790	07/07/2025	10/06/2025		(7,781)	(7,870)
	4.983	10/01/2025	02/02/2026		(61,133)	(61,133)
	5.113	09/26/2025	12/29/2025	GBP	(20,865)	(28,081)
	5.160	09/02/2025	01/06/2026		$(14,559)	(14,622)
	5.210	04/04/2025	10/01/2025		(25,591)	(26,258)
	5.230	10/01/2025	12/30/2025		(10,788)	(10,788)
	5.260	04/04/2025	10/01/2025		(18,350)	(18,833)
	5.260	08/25/2025	12/23/2025		(132,480)	(133,223)
	5.260	08/29/2025	10/01/2025		(537)	(540)
	5.300	07/03/2025	10/01/2025		(335)	(339)
	5.310	04/04/2025	10/01/2025		(19,195)	(19,704)
	5.330	10/01/2025	12/30/2025		(27,822)	(27,822)
	5.360	04/04/2025	10/01/2025		(19,407)	(19,928)
	5.360	08/12/2025	12/10/2025		(5,599)	(5,641)
	5.360	08/29/2025	10/01/2025		(36,956)	(37,143)
	5.360	09/09/2025	01/07/2026		(1,717)	(1,723)
	5.360	09/25/2025	01/26/2026		(8,411)	(8,418)
	5.400	08/27/2025	12/01/2025		(11,651)	(11,712)
	5.420	07/10/2025	10/10/2025		(17,512)	(17,731)
	5.430	10/01/2025	12/30/2025		(1,183)	(1,183)
	5.440	08/05/2025	11/05/2025		(1,400)	(1,412)
	5.460	08/29/2025	10/01/2025		(1,189)	(1,195)
BYR	4.610	09/03/2025	11/03/2025		(90,250)	(90,586)
	4.660	07/10/2025	10/10/2025		(4,577)	(4,628)
	4.660	07/21/2025	10/21/2025		(32,769)	(33,085)
	4.710	09/08/2025	01/08/2026		(42,626)	(42,762)
	4.710	09/30/2025	10/01/2025		(10,111)	(10,112)
	4.710	10/01/2025	01/08/2026		(8,305)	(8,305)
	4.740	09/30/2025	10/21/2025		(628)	(628)
	4.960	09/30/2025	01/08/2026		(231)	(231)
CDC	4.480	10/01/2025	01/05/2026		(5,243)	(5,243)
	4.630	10/01/2025	01/23/2026		(14,136)	(14,136)
	4.660	09/11/2025	01/09/2026		(4,149)	(4,160)
	4.660	09/18/2025	01/16/2026		(18,647)	(18,680)
	4.660	09/22/2025	01/20/2026		(22,160)	(22,185)
	4.660	09/25/2025	01/23/2026		(1,553)	(1,554)
	4.660	09/30/2025	01/23/2026		(372)	(373)
	4.790	07/03/2025	10/01/2025		(5,240)	(5,303)
	4.790	07/28/2025	10/28/2025		(10,618)	(10,710)
	4.790	09/04/2025	10/28/2025		(1,745)	(1,751)
	4.960	09/11/2025	01/09/2026		(7,217)	(7,236)
	5.030	08/08/2025	10/08/2025		(547)	(551)
	5.060	09/11/2025	01/09/2026		(12,014)	(12,046)
	5.110	09/11/2025	01/09/2026		(523)	(525)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

	5.130	08/08/2025	10/08/2025		(3,948)	(3,978)
	5.160	08/11/2025	12/09/2025		(465)	(469)
	5.210	09/11/2025	01/09/2026		(1,565)	(1,569)
CEW	5.575	04/24/2025	10/20/2025		(2,820)	(2,889)
DBL	2.626	07/09/2025	TBD(4)	EUR	(3,732)	(4,408)
	2.656	07/09/2025	TBD(4)		(5,211)	(6,156)
	4.400	09/19/2025	TBD(4)		$(16,094)	(16,117)
	4.450	09/19/2025	TBD(4)		(55,636)	(55,719)
	4.710	09/19/2025	10/17/2025		(52,608)	(52,691)
	4.790	09/16/2025	11/14/2025		(6,455)	(6,468)
	4.840	09/16/2025	11/14/2025		(9,861)	(9,881)
	4.890	09/16/2025	11/14/2025		(5,992)	(6,004)
	4.940	09/16/2025	11/14/2025		(31,129)	(31,194)
	4.952	08/29/2025	10/31/2025		(11,038)	(11,088)
	4.990	09/16/2025	11/14/2025		(5,976)	(5,989)
	5.002	08/29/2025	10/31/2025		(3,473)	(3,489)
	5.040	09/16/2025	11/14/2025		(1,185)	(1,188)
	5.052	08/29/2025	10/31/2025		(9,542)	(9,586)
	5.090	09/16/2025	11/14/2025		(29,845)	(29,908)
	5.102	08/29/2025	10/31/2025		(1,722)	(1,730)
	5.140	09/16/2025	11/14/2025		(5,231)	(5,242)
	5.152	08/29/2025	10/31/2025		(5,385)	(5,410)
	5.190	09/16/2025	11/14/2025		(13,769)	(13,799)
	5.202	08/29/2025	10/31/2025		(10,741)	(10,792)
	5.252	08/29/2025	10/31/2025		(9,258)	(9,302)
	5.340	09/16/2025	11/14/2025		(14,641)	(14,674)
	5.352	08/29/2025	10/31/2025		(24,945)	(25,067)
	5.402	08/29/2025	10/31/2025		(3,077)	(3,092)
	5.452	08/29/2025	10/31/2025		(3,754)	(3,773)
	5.502	08/29/2025	10/31/2025		(8,608)	(8,651)
	5.602	08/29/2025	10/31/2025		(14,685)	(14,760)
DEU	4.570	09/19/2025	TBD(4)		(3,142)	(3,147)
	4.570	09/23/2025	TBD(4)		(8,769)	(8,778)
	4.920	07/14/2025	10/14/2025		(11,483)	(11,607)
GLM	5.254	07/29/2025	04/29/2026		(58,514)	(59,061)
	5.304	07/29/2025	04/29/2026		(2,799)	(2,825)
	5.377	06/04/2025	03/04/2026		(100,664)	(102,453)
	5.427	06/04/2025	03/04/2026		(6,607)	(6,725)
	5.477	06/04/2025	03/04/2026		(4,043)	(4,116)
	5.627	06/04/2025	03/04/2026		(2,677)	(2,727)
IND	4.560	09/04/2025	12/04/2025		(3,197)	(3,208)
	4.680	09/29/2025	12/29/2025		(73)	(73)
	4.710	09/23/2025	12/23/2025		(2,567)	(2,570)
	4.760	09/23/2025	12/23/2025		(2,599)	(2,602)
	4.780	09/23/2025	12/23/2025		(902)	(903)
	4.850	09/30/2025	12/29/2025		(658)	(658)
	4.970	07/11/2025	10/09/2025		(1,790)	(1,810)
	5.020	07/28/2025	10/28/2025		(14,863)	(14,998)
JML	4.500	09/19/2025	10/31/2025		(37,421)	(37,477)
	4.800	09/19/2025	10/31/2025		(14,605)	(14,629)
	4.972	09/26/2025	12/29/2025	GBP	(11,466)	(15,431)
	5.250	09/19/2025	10/31/2025		$(218)	(218)
MBC	4.667	09/17/2025	01/19/2026	GBP	(10,579)	(14,253)
	4.717	09/17/2025	01/19/2026		(6,921)	(9,325)
MEI	2.530	09/26/2025	12/29/2025	EUR	(2,041)	(2,397)
	2.580	09/17/2025	12/17/2025		(4,876)	(5,731)
	2.620	09/17/2025	01/16/2026		(12,219)	(14,361)
	4.520	09/26/2025	12/29/2025	GBP	(1,554)	(2,091)
	4.570	09/26/2025	12/29/2025		(800)	(1,077)
	4.670	09/26/2025	11/26/2025		(3,177)	(4,275)
MSB	4.593	09/26/2025	10/02/2025		(4,875)	(6,560)
	4.623	09/26/2025	10/02/2025		(6,005)	(8,081)
	4.650	09/18/2025	10/02/2025		(5,657)	(7,620)
	4.708	07/22/2025	01/21/2026		(17,466)	(23,705)
	4.781	09/26/2025	03/24/2026		(8,758)	(11,786)
	5.060	09/30/2025	03/30/2026		$(1,464)	(1,464)
	5.160	09/30/2025	03/30/2026		(9,084)	(9,085)
	5.210	07/10/2025	01/09/2026		(1,971)	(1,995)
	5.210	08/19/2025	02/19/2026		(1,843)	(1,855)
	5.260	08/05/2025	02/02/2026		(30,369)	(30,631)
	5.310	07/10/2025	01/09/2026		(20,862)	(21,125)
	5.310	09/30/2025	03/30/2026		(37,271)	(37,277)
	5.360	09/30/2025	03/30/2026		(18,603)	(18,606)
MSC	5.310	09/30/2025	03/30/2026		(5,884)	(5,885)
MYI	1.750	09/26/2025	TBD(4)	EUR	(1,178)	(1,383)
MZF	5.280	09/17/2025	03/17/2026		$(55,998)	(56,120)
NOM	4.350	09/24/2025	TBD(4)		(3,916)	(3,919)
	4.500	09/19/2025	TBD(4)		(2,384)	(2,387)
NXN	4.620	09/25/2025	10/01/2025		(14,890)	(14,901)
	4.890	09/30/2025	01/16/2026		(3,088)	(3,089)
RCE	2.976	07/30/2025	01/29/2026	EUR	(2,084)	(2,460)
RCY	4.810	07/07/2025	10/06/2025		$(3,233)	(3,270)
RTA	4.760	09/18/2025	10/01/2025		(17,683)	(17,714)
	5.130	09/18/2025	03/18/2026		(6,652)	(6,665)
	5.140	09/10/2025	01/09/2026		(736)	(739)
	5.160	08/22/2025	02/23/2026		(19,208)	(19,321)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

	5.160	09/04/2025	03/04/2026		(12,884)	(12,936)
	5.210	09/04/2025	03/04/2026		(2,539)	(2,550)
	5.210	09/08/2025	12/08/2025		(6,495)	(6,518)
	5.210	09/15/2025	01/15/2026		(2,869)	(2,876)
	5.280	07/30/2025	01/28/2026		(28,711)	(28,986)
	5.280	09/30/2025	10/02/2025		(5,014)	(5,014)
	5.310	09/10/2025	01/09/2026		(13,626)	(13,670)
	5.360	09/18/2025	03/18/2026		(13,398)	(13,425)
	5.370	07/30/2025	01/28/2026		(7,804)	(7,880)
	5.380	07/30/2025	01/28/2026		(20,469)	(20,669)
	5.390	09/10/2025	01/09/2026		(1,257)	(1,261)
	5.410	07/30/2025	01/28/2026		(5,561)	(5,615)
SBI	5.425	07/28/2025	01/26/2026		(24,483)	(24,723)
	5.475	07/28/2025	01/26/2026		(19,283)	(19,474)
	5.525	07/28/2025	01/26/2026		(4,864)	(4,912)
	5.575	07/28/2025	01/26/2026		(2,602)	(2,628)
SGY	4.860	09/30/2025	10/08/2025		(16,921)	(16,923)
SOG	4.290	09/19/2025	TBD(4)		(1,347)	(1,349)
	4.350	09/19/2025	TBD(4)		(29,038)	(29,080)
	4.370	09/19/2025	TBD(4)		(10,773)	(10,789)
	4.470	09/19/2025	TBD(4)		(53,108)	(53,187)
	4.470	09/29/2025	TBD(4)		(11,978)	(11,981)
	4.560	09/24/2025	12/24/2025		(13,784)	(13,797)
	4.560	09/25/2025	12/24/2025		(377)	(377)
	4.820	07/07/2025	10/07/2025		(1,519)	(1,537)
	4.860	07/08/2025	10/08/2025		(19,065)	(19,283)
	4.860	09/25/2025	10/08/2025		(4,443)	(4,446)
	5.060	08/01/2025	01/30/2026		(9,885)	(9,972)
	5.160	09/22/2025	03/18/2026		(15,895)	(15,915)
	5.260	06/13/2025	12/12/2025		(3,720)	(3,781)
	5.260	08/01/2025	01/30/2026		(4,258)	(4,297)
	5.310	08/01/2025	01/30/2026		(848)	(856)
	5.310	08/07/2025	02/06/2026		(22,902)	(23,094)
	5.520	08/01/2025	01/30/2026		(25,744)	(25,985)
UBS	2.070	06/11/2025	TBD(4)	EUR	(2,490)	(2,942)
	2.070	06/23/2025	TBD(4)		(2,641)	(3,119)
	2.150	06/11/2025	TBD(4)		(8,514)	(10,063)
	2.200	06/11/2025	TBD(4)		(8,553)	(10,110)
	2.536	09/03/2025	10/01/2025		(6,057)	(7,126)
	2.762	09/03/2025	12/02/2025		(215)	(253)
	2.809	09/03/2025	12/02/2025		(12,152)	(14,298)
	2.912	09/03/2025	12/02/2025		(3,593)	(4,228)
	4.650	09/03/2025	12/02/2025	GBP	(2,301)	(3,106)
	4.780	07/03/2025	10/03/2025		$(12,580)	(12,731)
	4.780	09/30/2025	10/03/2025		(5,478)	(5,479)
	4.890	07/16/2025	10/02/2025		(3,979)	(4,021)
	4.980	09/30/2025	01/05/2026		(9,945)	(9,947)
	5.260	05/19/2025	11/19/2025		(1,392)	(1,419)
	5.270	05/08/2025	10/27/2025		(5,861)	(5,986)
	5.310	05/19/2025	11/19/2025		(6,896)	(7,033)
	5.320	04/29/2025	10/27/2025		(12,628)	(12,917)
	5.340	04/16/2025	10/16/2025		(2,794)	(2,863)
	5.350	07/03/2025	10/03/2025		(31,143)	(31,560)
	5.370	04/29/2025	10/27/2025		(31,757)	(32,491)
	5.400	07/03/2025	10/03/2025		(7,271)	(7,369)
	5.460	05/19/2025	11/19/2025		(1,680)	(1,715)
WFS	4.820	08/19/2025	11/19/2025		(6,032)	(6,066)
	4.840	08/19/2025	11/19/2025		(27,188)	(27,346)
	4.890	08/19/2025	11/19/2025		(11,846)	(11,915)

Total Reverse Repurchase Agreements						$(2,933,361)

(m)					Securities with an aggregate market value of $3,514,343 and cash of $14,806 have been pledged as collateral under the terms of master agreements as of September 30, 2025.
(1)					Includes accrued interest.
(2)					Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended September 30, 2025 was $(958,346) at a weighted average interest rate of 5.066%%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)					Open maturity reverse repurchase agreement.
(n)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	102	$(24,560)	$390	$0	$(8)
3-Month SOFR Active Contract March Futures	06/2026	95	(22,920)	313	0	(7)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

3-Month SOFR Active Contract September Futures				12/2025		76	(18,232)	357		0	(1)

Total Futures Contracts								$1,060		$0	$(16)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2030	GBP	27,000	$335	$5,116	$5,451	$0	$(29)
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/17/2030		138,900	(632)	(171)	(803)	191	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		28,300	(2,278)	25,217	22,939	0	(116)
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		$15,100	7	298	305	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		1,244,900	6,094	(9,973)	(3,879)	325	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027		13,450	(2)	497	495	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2027		1,348,200	13,042	(9,415)	3,627	622	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028		660	(31)	(22)	(53)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2028		196,000	2,649	(1,266)	1,383	127	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		123,500	(2,337)	836	(1,501)	0	(81)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		275,200	4,155	(1,422)	2,733	157	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		1,973,200	(18,087)	750	(17,337)	882	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031		98,500	(2,199)	15,235	13,036	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		16,600	(225)	2,000	1,775	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		88,000	10,651	(508)	10,143	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		1,300	28	(22)	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	12/21/2038		108,200	418	(331)	87	64	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Semi-Annual	03/20/2043		1,300	(4)	248	244	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Semi-Annual	12/16/2045		3,800	(44)	819	775	6	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	06/20/2048		3,100	256	547	803	6	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		20,500	(367)	6,855	6,488	46	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		68,000	16,788	8,683	25,471	180	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		45,800	11,031	6,872	17,903	125	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/21/2052		92,160	786	6,959	7,745	254	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027	BRL	9,400	0	(120)	(120)	0	(1)
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		4,700	0	(59)	(59)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		4,700	0	(59)	(59)	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		2,400	0	(22)	(22)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		10,500	0	(96)	(96)	0	0
Receive	1-Year BRL-CDI	11.823	Maturity	01/04/2027		599,100	0	4,793	4,793	19	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		25,100	0	(201)	(201)	0	(1)
Pay	1-Year BRL-CDI	12.047	Maturity	01/04/2027		437,000	0	(3,043)	(3,043)	0	(13)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	20,400	373	2,189	2,562	0	(22)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		1,200	(1)	148	147	0	(1)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		2,500	139	1,247	1,386	0	(11)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		500	(16)	272	256	0	(2)
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		34,600	2,992	15,552	18,544	0	(165)
Receive(1)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		143,700	1,990	16,690	18,680	0	(123)
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		13,590	(183)	(67)	(250)	0	(106)

Total Swap Agreements							$45,328	$95,026	$140,354	$3,006	$(709)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

Cash of $102,807 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2025.
(1)						This instrument has a forward starting effective date.
(o)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	10/2025	CAD	4,156		$2,987	$1	$0
	11/2025		$2,987	CAD	4,149	0	(1)
BOA	11/2025		12,525	EUR	10,645	0	(3)
	11/2025	ZAR	2,041		$117	0	(1)
BPS	10/2025	CNH	6,277		881	0	0
	10/2025	IDR	987,721		59	0	0
	10/2025	TRY	11,372		269	0	(2)
	10/2025		$3,627	EUR	3,072	0	(21)
	10/2025		141	IDR	2,332,423	0	(1)
	10/2025		495	PLN	1,801	1	0
	10/2025		40	TRY	1,694	1	0
	12/2025	HUF	115,785		$349	2	0
	12/2025		$59	IDR	990,561	1	0
	05/2026		687	KWD	209	1	0
	06/2026		494		151	2	0
	07/2026		307		94	1	0
	06/2027		239		72	0	0
	05/2029	KWD	1,047		$3,600	133	0
	07/2029		128		440	16	0
	05/2030		755		2,600	90	0
BRC	10/2025	TRY	323,691		7,780	0	(5)
	10/2025		$4,404	EUR	3,757	7	0
	10/2025		161	PLN	588	1	0
	10/2025		54,808	TRY	2,340,221	1,187	0
	11/2025	EUR	3,757		$4,413	0	(6)
	11/2025		$29,381	TRY	1,281,013	299	0
	11/2025	ZAR	19,763		$1,122	0	(18)
	12/2025		$15,608	TRY	686,911	28	0
BSH	10/2025	EUR	898,796		$1,044,268	0	(10,964)
	02/2026	PEN	3,520		1,007	0	(3)
CBK	10/2025	CNH	118		17	0	0
	10/2025	HKD	248,955		32,018	16	0
	10/2025	IDR	1,020,116		61	0	0
	10/2025		$14,878	EUR	12,702	39	(4)
	10/2025		42	IDR	691,342	0	(1)
	10/2025	ZAR	4,902		$283	0	(1)
	12/2025		$61	IDR	1,023,008	0	0
DUB	10/2025	CNH	13,451		$1,892	4	0
	11/2025	ZAR	47,724		2,726	0	(28)
FAR	10/2025	AUD	444		288	0	(6)
	10/2025	CNH	5,865		826	3	0
	10/2025		$290	AUD	444	4	0
	10/2025		465	PLN	1,697	2	0
	11/2025	AUD	444		$290	0	(4)
	12/2025		$1,887	MXN	35,753	50	0
GLM	10/2025	CNH	462		$65	0	0
	10/2025	IDR	979,950		59	0	0
	10/2025		$42	IDR	697,642	0	0
	11/2025	DOP	4,173		$66	1	(1)
	12/2025		$59	IDR	982,300	0	0
	01/2026	DOP	972,872		$15,430	55	0
	02/2026		124,082		1,941	0	(9)
	03/2026		435,901		6,767	23	(91)
JPM	10/2025	BRL	1,053		198	0	0
	10/2025		$193	BRL	1,053	5	0
	10/2025		3,004	CAD	4,151	0	(21)
	10/2025		3,184	EUR	2,716	4	0
	10/2025		45	IDR	747,253	0	0
	10/2025		106	PLN	390	1	0
	10/2025		6,743	TRY	287,819	153	0
	11/2025	ZAR	42,261		$2,411	0	(28)
MBC	10/2025	CNH	6,845		963	2	0
	10/2025	EUR	7,056		8,295	34	(23)
	10/2025		$682	CNH	4,861	0	0
	10/2025		7,324	EUR	6,214	0	(29)
	10/2025		2,344	GBP	1,741	7	(10)
	11/2025	CNH	4,850		$682	0	0
	11/2025	EUR	3,258		3,835	2	0
	11/2025	GBP	4,783		6,431	0	(3)
MYI	10/2025	CNH	6,910		971	1	0
	10/2025		$270	PLN	976	0	(1)
	12/2025	CZK	9,771		$474	2	0
NGF	10/2025		$38	IDR	626,595	0	0
	10/2025		2,452	TRY	106,231	43	0

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

12/2025	5,850	256,548	19	0
SCX	10/2025	CNH	5,026	$707	2	0
10/2025	IDR	789,017	47	0	0
10/2025	$253,675	GBP	189,650	1,384	0
10/2025	42	IDR	695,177	0	(1)
11/2025	GBP	189,650	$253,720	0	(1,384)
12/2025	CZK	2,252	110	1	0
12/2025	$47	IDR	791,011	0	0
SOG	10/2025	BRL	1,056	$198	0	(1)
10/2025	$199	BRL	1,056	0	0
10/2025	1,044,330	EUR	888,036	0	(1,731)
10/2025	17,023	GBP	12,522	0	(183)
11/2025	EUR	888,036	$1,046,425	1,739	0
12/2025	$198	BRL	1,071	1	0
SSB	10/2025	GBP	203,107	$273,771	613	0
UAG	10/2025	$269	PLN	976	0	0
10/2025	284	ZAR	4,902	0	0
10/2025	ZAR	4,904	$284	0	0
11/2025	21,497	1,219	0	(21)
12/2025	HUF	82,229	248	2	0

Total Forward Foreign Currency Contracts	$5,983	$(14,606)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Petroleos Mexicanos	1.000%	Quarterly	12/20/2028	2.159%	$3,000	$(580)	$477	$0	$(103)
BRC	Egypt Government International Bonds	1.000	Quarterly	12/20/2028	3.236	22,600	(3,907)	2,444	0	(1,463)
Egypt Government International Bonds	1.000	Quarterly	06/20/2029	3.441	6,900	(1,476)	924	0	(552)
DUB	Eskom «	4.650	Quarterly	06/30/2029	—◆	22,100	0	1,331	1,331	0
Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—◆	2,176	0	28	28	0
Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—◆	1,177	0	16	16	0
GST	Eutelsat SA	5.000	Quarterly	12/20/2025	0.733	EUR	400	(17)	22	5	0
Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	0.872	$4,800	(41)	46	5	0
MYC	Petroleos Mexicanos	1.000	Quarterly	12/20/2028	2.159	3,700	(722)	596	0	(126)

$(6,743)	$5,884	$1,385	$(2,244)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	ABX.HE.AA.6-1 Index «	0.320%	Monthly	07/25/2045	$3,932	$(783)	$449	$0	$(334)
ABX.HE.PENAAA.7-1 Index «	0.090	Monthly	08/25/2037	1,305	(1,301)	1,280	0	(21)
UAG	ABX.HE.AA.6-2 Index «	0.170	Monthly	05/25/2046	20,679	(1)	(3,266)	0	(3,267)

$(2,085)	$(1,537)	$0	$(3,622)

TOTAL RETURN SWAPS ON LOAN PARTICIPATIONS AND ASSIGNMENTS
Swap Agreements, at Value
Counterparty	Pay/ Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	AP Core Holdings II, LLC	0.000%	Monthly	09/01/2027	465	0	213	213	0
BPS	Pay	Clover Holdings SPV III LLC	0.000%	Monthly	12/09/2027	462	0	516	516	0
BPS	Pay	Veritas US Inc.	0.000%	Monthly	12/31/2025	1,082	0	1,347	1,347	0

$0	$2,076	$2,076	$0

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive(5)	Agile Group Holdings Ltd. «	N/A	0.000%	Maturity	01/28/2036	CNY	59,900	$25	$(1,616)	$0	$(1,591)

Total Swap Agreements	$(8,803)	$4,807	$3,461	$(7,457)

(p)

Securities with an aggregate market value of $15,219 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2025.

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,254,517	$1,023,526	$2,278,043
Corporate Bonds & Notes
Banking & Finance	0	273,661	0	273,661
Industrials	0	1,233,620	327,645	1,561,265
Utilities	0	140,250	0	140,250
Convertible Bonds & Notes
Banking & Finance	0	8,860	0	8,860
Municipal Bonds & Notes
Arizona	0	892	0	892
Michigan	0	3,062	0	3,062
West Virginia	0	33,223	0	33,223
U.S. Government Agencies	0	106,232	0	106,232
Non-Agency Mortgage-Backed Securities	0	2,447,561	8,096	2,455,657
Asset-Backed Securities
Automobile ABS Other	0	7,799	14,120	21,919
Automobile Sequential	0	0	17,294	17,294
Home Equity Other	0	656,669	0	656,669
Home Equity Sequential	0	8	0	8
Manufacturing House ABS Other	0	19,299	0	19,299
Manufacturing House Sequential	0	5,500	0	5,500
Whole Loan Collateral	0	79,408	0	79,408
Other ABS	0	241,097	165,998	407,095
Sovereign Issues	0	378,504	0	378,504
Common Stocks
Communication Services	21,103	0	20,890	41,993
Consumer Discretionary	0	0	272	272
Financials	1,583	54,848	21,267	77,698
Industrials	93	0	6,071	6,164
Warrants
Financials	0	0	4,136	4,136
Preferred Securities
Banking & Finance	0	40,004	24,137	64,141
Industrials	0	17,833	80,858	98,691
Real Estate Investment Trusts
Real Estate	23,195	0	0	23,195
Short-Term Instruments
Repurchase Agreements	0	166,689	0	166,689
Nigeria Treasury Bills	0	4,007	0	4,007
U.S. Treasury Bills	0	38,525	0	38,525

	$45,974	$7,212,068	$1,714,310	$8,972,352
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	2,412	0	313,889	316,301
Short-Term Instruments
Central Funds Used for Cash Management Purposes	692,381	0	0	692,381

	$694,793	$0	$313,889	$1,008,682

Total Investments	$740,767	$7,212,068	$2,028,199	$9,981,035

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3,006	0	3,006
Over the counter	0	8,069	1,375	9,444

	$0	$11,075	$1,375	$12,450
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(725)	0	(725)

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

Over the counter				0		(16,850)		(5,213)	(22,063)

				$0		$(17,575)		$(5,213)	$(22,788)

Total Financial Derivative Instruments				$0		$(6,500)		$(3,838)	$(10,338)

Totals				$740,767		$7,205,568		$2,024,361	$9,970,696

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2025:
Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2025 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$694,936	$18,886	$(33,147)	$1,493	$(1,053)	$(12,071)	$363,125	$(8,643)	$1,023,526	$(11,635)
Corporate Bonds & Notes
Banking & Finance	2,009	0	(923)	0	0	(18)	0	(1,068)	0	0
Industrials	169,595	144,712	0	361	0	12,977	0	0	327,645	12,976
Non-Agency Mortgage-Backed Securities	195,225	8,100	0	98	(328)	777	0	(195,776)	8,096	(4)
Asset-Backed Securities
Automobile ABS Other	15,176	0	0	0	0	(1,056)	0	0	14,120	(1,056)
Automobile Sequential	17,379	0	(97)	0	0	12	0	0	17,294	14
Other ABS	169,669	0	(1,936)	40	(10,542)	8,767	0	0	165,998	112
Common Stocks
Communication Services	61,862	0	(55,754)	0	30,645	(15,863)	0	0	20,890	20,890
Consumer Discretionary	272	0	0	0	0	0	0	0	272	0
Financials	60,657	23,081	(60,999)	0	0	67	0	(1,539)	21,267	(62,367)
Industrials	6,117	0	0	0	0	(46)	0	0	6,071	(46)
Warrants
Communication Services	12,301	0	(11,087)	0	2,929	(4,143)	0	0	0	0
Financials	28	4,490	(160)	0	(43,339)	43,117	0	0	4,136	(353)
Preferred Securities
Banking & Finance	0	24,137	0	0	0	0	0	0	24,137	0
Industrials	77,463	0	0	0	0	3,395	0	0	80,858	3,396

	$1,482,689	$223,406	$164,103	$1,992	$(21,688)	$35,915	$363,125	$(207,026)	$1,714,310	$(38,073)
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	314,038	0	(17,197)	0	0	17,048	0	0	313,889	16,778

Financial Derivative Instruments- Assets
Over the counter	$1,334	$0	$(6)	$0	$0	$47	$0	$0	$1,375	$47

Financial Derivative Instruments- Liabilities
Over the counter	$(5,442)	$226	$(427)	$0	$8	$422	$0	$0	$(5,213)	$422

Totals	$1,792,619	$223,632	$(181,733)	$1,992	$(21,680)	$53,432	$363,125	$(207,026)	$2,024,361	$(20,826)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$134,755	Comparable Companies			EBITDA Multiple		X	16.290	—
		1,098	Discounted Cash Flow			Discount Spread			5.080	—
		287,278	Discounted Cash Flow			Discount Rate			3.620 - 50.000	7.795
		103,929	Indicative Market Quotation			Broker Quote			72.500 - 101.750	87.702
		68,697	Recent Transaction			Purchase Price			97.500 - 100.000	99.581
		427,769	Third Party Vendor			Broker Quote			40.500 - 122.000	104.754
Corporate Bonds & Notes
Industrials		154,085	Comparable Companies/Discounted Cash Flow			Revenue Multiple/Discount Rate		X/ %	0.970/10.000	—
		32,620	Indicative Market Quotation			Broker Quote			62.500 - 71.000	64.925
		140,940	Recent Transaction			Purchase Price			100.000	—

Consolidated Schedule of Investments PIMCO Dynamic Income Fund (Cont.)	September 30, 2025 (Unaudited)

Non-Agency Mortgage-Backed Securities	8,096	Proxy pricing	Base Price		100.000	—
Asset-Backed Securities
Automobile ABS Other	14,120	Discounted Cash Flow	Discount Rate		10.000 - 16.000	10.778
Automobile Sequential	17,294	Discounted Cash Flow	Discount Rate		10.420	—
Other ABS	88,957	Discounted Cash Flow	Discount Rate		5.878 - 20.000	11.710
	58,141	Discounted Cash Flow	Discount Rate		9.640 - 13.000	11.710
	18,900	Recent Transaction	Purchase Price		100.000	—
Common Stocks
Communication Services	20,890	Discounted Cash Flow	Discount Rate		7.930	—
Consumer Discretionary	272	Comparable Companies/Discounted Cash Flow	Revenue Multiple/Discount Rate	X/ %	0.500/20.750	—
Financials	21,267	Reference instrument	Stock Price w/Liquidity Discount		8.150	—
Industrials	6,071	Indicative Market Quotation	Broker Quote		$0.375 - 21.667	19.400
Warrants
Financials	4,136	Option Pricing Model	Volatility		62.500	—
Preferred Securities
Banking & Finance	24,137	Recent Transaction	Purchase Price		$1,000.000	—
Industrials	3,103	Comparable Companies	EBITDA Multiple	X	12.250	—
	21,616	Discounted Cash Flow	Discount Rate		13.622	—
	56,139	Sum of the Parts	Discount Rate		4.054	—
Investments in Securities, at Value
Common Stocks
Affiliated Investments	158,792	Comparable Companies	EBITDA Multiple	X	16.290	—
	92,976	Comparable Companies/Discounted Cash Flow	Revenue Multiple/Discount Rate	X/ %	0.970/10.000	—
	3	Expected Recovery	Price		$0.000(3)	—
	62,118	Sum of the Parts	Discount rate/mortality assumption		15.323/2015 ANB VBT Mortality Table	—
Financial Derivative Instruments- Assets
Over the counter	1,375	Indicative Market Quotation	Broker Quote		0.939 - 6.009	5.891
Financial Derivative Instruments- Liabilities
Over the counter	(5,213)	Indicative Market Quotation	Broker Quote		(18.912) - 98.500	53.155

Total	$2,024,361

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)			Input Value is 0.0001.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

Each of the Funds' subsidiaries was formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. Each Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its subsidiaries. Accordingly, the consolidated financial statements include the accounts of each Fund and its subsidiaries. All inter-company transactions and balances have been eliminated. This structure was established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end of the subsidiaries.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†
PCILS I LLC	03/07/2013	0.0%
PDILS I LLC	03/12/2013	0.0%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Fund may transact.

Notes to Financial Statements (Cont.)

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.

The Sum-of-the-Parts model is typically used when an investment or subject company has two or more separate and distinct assets that would each require its own valuation methodology, typically an income or market approach. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Notes to Financial Statements (Cont.)

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. INVESTMENTS IN AFFILIATES

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the Fund's transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$634,957	$989,760	$(932,500)	$(17)	$181	$692,381	$9,333	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended September 30, 2025 (amounts in thousands†, except number of shares).

PIMCO Dynamic Income Fund

Security Name	Market Value at 06/30/2025	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 09/30/2025	Dividend Income	Shares Held at 09/30/2025
Amsurg Equity	$158,792	$0	$0	$0	$0	$158,792	$0	3,517,243
Incora New Equity	78,258	0	0	0	14,718	92,976	0	2,316,329
Market Garden Dogwood LLC	76,985	0	(17,197)	0	2,330	62,118	0	61,012,050
Oi SA	2,853	0	0	0	(441)	2,412	0	24,221,572
Sierra Hamilton Holder LLC	3	0	0	0	0	3	0	30,337,712

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International, Inc.
BNY	Bank of New York Mellon	GST	Goldman Sachs International	NXN	Natixis New York
BOA	Bank of America N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RCE	Royal Bank of Canada Europe Limited
BOS	BofA Securities, Inc.	JML	JP Morgan Securities Plc	RCY	Royal Bank of Canada
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	RTA	RBC (Barbados) Trading Bank Corp.
BRC	Barclays Bank PLC	JPS	J.P. Morgan Securities LLC	SBI	Citigroup Global Markets Ltd.
BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	SCX	Standard Chartered Bank, London
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	SGY	Societe Generale, NY
CBK	Citibank N.A.	MSB	Morgan Stanley Bank, N.A	SOG	Societe Generale Paris
CDC	Natixis Securities Americas LLC	MSC	Morgan Stanley & Co. LLC.	SSB	State Street Bank and Trust Co.
CEW	Canadian Imperial Bank of Commerce World Markets	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC	WFS	Wells Fargo Securities, LLC
DEU	Deutsche Bank Securities, Inc.	MZF	Mizuho Securities USA LLC	UBS	UBS Securities LLC
DUB	Deutsche Bank AG

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	NGN	Nigerian Naira
CAD	Canadian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
CNH	Chinese Renminbi (Offshore)	HUF	Hungarian Forint	PLN	Polish Zloty
CNY	Chinese Renminbi (Mainland)	IDR	Indonesian Rupiah	TRY	Turkish New Lira
CZK	Czech Koruna	JPY	Japanese Yen	USD (or $)	United States Dollar
DOP	Dominican Peso	KWD	Kuwaiti Dinar	ZAR	South African Rand

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	EUR003M	3 Month EUR Swap Rate	PENAAA	Penultimate AAA Sub-Index
BISTREFI	Turkish Lira Overnight Reference Rate	EUR006M	6 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate
BP0003M	3 Month GBP-LIBOR	EUR012M	12 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	TSFR1M	Term SOFR 1-Month
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	TSFR3M	Term SOFR 3-Month
CDOR06	6 month CDN Swap Rate	JY0003M	3 Month JPY-LIBOR	TSFR6M	Term SOFR 6-Month
EUR001M	1 Month EUR Swap Rate	MSMMUSTF	MSILF Money Market US Treasury Fund Index	US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind